UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04973

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 28, 2022

Carefully consider the Funds' investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds' prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of February 28, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from September 1, 2021 to February 28, 2022 (Unaudited)

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2021 to February 28, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from September 1, 2021 to February 28, 2022 (Unaudited)

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$973.60	0.84%	$4.11
Class C	1,000.00	970.10	1.59%	7.77
Institutional Class	1,000.00	974.80	0.59%	2.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$974.10	0.82%	$4.01
Class C	1,000.00	970.50	1.57%	7.67
Institutional Class	1,000.00	975.30	0.57%	2.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class	1,000.00	1,021.97	0.57%	2.86

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$976.70	0.82%	$4.02
Class C	1,000.00	973.20	1.57%	7.68
Institutional Class	1,000.00	978.00	0.57%	2.80
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class	1,000.00	1,021.97	0.57%	2.86

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$979.90	0.86%	$4.22
Class C	1,000.00	977.10	1.61%	7.89
Institutional Class	1,000.00	982.00	0.61%	3.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

Disclosure of Fund expenses
For the six-month period from September 1, 2021 to February 28, 2022 (Unaudited)

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$976.00	0.80%	$3.92
Class C	1,000.00	973.20	1.55%	7.58
Institutional Class	1,000.00	977.30	0.55%	2.70
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class C	1,000.00	1,017.11	1.55%	7.75
Institutional Class	1,000.00	1,022.07	0.55%	2.76

Delaware Tax-Free Pennsylvania Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$977.30	0.84%	$4.12
Class C	1,000.00	974.80	1.59%	7.79
Institutional Class	1,000.00	979.60	0.59%	2.90
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.84%	$4.21
Class C	1,000.00	1,017.36	1.59%	7.95
Institutional Class	1,000.00	1,024.84	0.59%	2.96

*	“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds' expenses reflected on the previous page, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The tables above and on the previous pages do not reflect the expenses of any applicable Underlying Funds.

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.21%
Corporate Revenue Bonds	5.33%
Education Revenue Bonds	25.13%
Electric Revenue Bonds	6.70%
Healthcare Revenue Bonds	20.05%
Lease Revenue Bonds	4.76%
Local General Obligation Bonds	3.69%
Pre-Refunded Bonds	1.55%
Special Tax Revenue Bonds	16.27%
State General Obligation Bonds	3.95%
Transportation Revenue Bonds	4.88%
Water & Sewer Revenue Bonds	4.90%
Short-Term Investments	2.34%
Total Value of Securities	99.55%
Receivables and Other Assets Net of Liabilities	0.45%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Arizona	80.29%
Puerto Rico	19.26%
Total Value of Securities	99.55%

Security type / sector / state / territory allocations
Delaware Tax-Free California Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.81%
Corporate Revenue Bonds	8.46%
Education Revenue Bonds	19.92%
Electric Revenue Bonds	3.24%
Healthcare Revenue Bonds	10.39%
Housing Revenue Bonds	2.67%
Lease Revenue Bonds	3.66%
Local General Obligation Bonds	3.37%
Pre-Refunded Bonds	11.03%
Special Tax Revenue Bonds	15.67%
State General Obligation Bonds	10.06%
Transportation Revenue Bonds	9.34%
Short-Term Investments	1.61%
Total Value of Securities	99.42%
Receivables and Other Assets Net of Liabilities	0.58%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
California	80.19%
Guam	0.30%
Puerto Rico	18.79%
US Virgin Islands	0.14%
Total Value of Securities	99.42%

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.11%
Corporate Revenue Bonds	2.45%
Education Revenue Bonds	12.68%
Electric Revenue Bonds	5.99%
Healthcare Revenue Bonds	22.33%
Lease Revenue Bonds	1.72%
Local General Obligation Bonds	9.12%
Pre-Refunded Bonds	10.82%
Special Tax Revenue Bonds	18.14%
State General Obligation Bonds	3.71%
Transportation Revenue Bonds	6.02%
Water & Sewer Revenue Bonds	5.13%
Short-Term Investments	1.63%
Total Value of Securities	99.74%
Receivables and Other Assets Net of Liabilities	0.26%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	82.02%
Guam	0.31%
Puerto Rico	16.99%
US Virgin Islands	0.42%
Total Value of Securities	99.74%

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.69%
Corporate Revenue Bonds	4.12%
Education Revenue Bonds	21.20%
Electric Revenue Bonds	5.06%
Healthcare Revenue Bonds	9.51%
Housing Revenue Bonds	3.17%
Lease Revenue Bonds	12.57%
Local General Obligation Bonds	14.09%
Pre-Refunded Bonds	6.65%
Resource Recovery Revenue Bonds	0.39%
Special Tax Revenue Bonds	13.25%
State General Obligation Bonds	5.16%
Transportation Revenue Bonds	3.10%
Water & Sewer Revenue Bonds	0.42%
Short-Term Investments	1.60%
Total Value of Securities	100.29%
Liabilities Net of Receivables and Other Assets	(0.29%)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Idaho	81.47%
Puerto Rico	18.82%
Total Value of Securities	100.29%

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.00%
Corporate Revenue Bonds	5.59%
Education Revenue Bonds	22.13%
Electric Revenue Bonds	8.35%
Healthcare Revenue Bonds	6.61%
Lease Revenue Bonds	6.16%
Local General Obligation Bonds	3.35%
Pre-Refunded Bonds	0.77%
Resource Recovery Revenue Bond	0.74%
Special Tax Revenue Bonds	22.05%
State General Obligation Bonds	5.73%
Transportation Revenue Bonds	12.28%
Water & Sewer Revenue Bonds	5.24%
Short-Term Investments	0.44%
Total Value of Securities	99.44%
Receivables and Other Assets Net of Liabilities	0.56%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
New York	80.61%
Puerto Rico	18.83%
Total Value of Securities	99.44%

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.20%
Corporate Revenue Bonds	6.05%
Education Revenue Bonds	10.84%
Electric Revenue Bonds	3.25%
Healthcare Revenue Bonds	33.87%
Lease Revenue Bonds	1.07%
Local General Obligation Bonds	6.73%
Pre-Refunded/Escrowed to Maturity Bonds	5.90%
Special Tax Revenue Bonds	15.91%
State General Obligation Bonds	4.65%
Transportation Revenue Bonds	10.35%
Water & Sewer Revenue Bond	0.58%
Total Value of Securities	99.20%
Receivables and Other Assets Net of Liabilities	0.80%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Pennsylvania	81.91%
Puerto Rico	17.29%
Total Value of Securities	99.20%

Schedules of investments
Delaware Tax-Free Arizona Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 97.21%
Corporate Revenue Bonds – 5.33%
Arizona Industrial Development Authority Revenue
(Legacy Cares Project)
Series A 144A 6.00% 7/1/51 #	550,000	$595,931
Series A 144A 7.75% 7/1/50 #	285,000	333,695
Chandler, Arizona Industrial Development Authority
Revenue
(Intel Corporation Project)
2.70% 12/1/37 (AMT) ●	1,300,000	1,328,197
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,549,040
		4,806,863
Education Revenue Bonds – 25.13%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
Series A 5.00% 7/1/51	1,000,000	1,112,300
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	350,000	380,503
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	289,615
144A 6.00% 7/1/47 #	400,000	458,128
(Doral Academy of Nevada - Fire Mesa and Red Rock
Campus Projects)
Series A 144A 5.00% 7/15/49 #	375,000	414,866
(Empower College Prep Project)
144A 6.00% 7/1/49 #	500,000	535,250
(Equitable School Revolving Fund)
Series A 4.00% 11/1/49	1,600,000	1,715,712
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	849,190
Series A 2.375% 7/1/52	1,000,000	836,870
(KIPP NYC Public Charter Schools - Macombs Facility
Project)
Series A 4.00% 7/1/61	1,980,000	2,078,822
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	375,000	399,532
(Pinecrest Academy of Nevada-Horizon, Inspirada and
St. Rose Campus Projects)
Series A 144A 5.75% 7/15/48 #	250,000	277,948
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,003,260

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	$648,664
Maricopa County Industrial Development Authority
Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	280,053
(Creighton University Project)
4.00% 7/1/50	1,000,000	1,087,360
(Great Hearts Arizona Projects)
Series A 5.00% 7/1/52	725,000	808,324
(Highland Prep Projects)
Series A 4.00% 7/1/56	2,000,000	2,161,380
(Reid Traditional Schools Projects)
5.00% 7/1/47	785,000	855,336
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic
Village Project)
5.00% 7/1/31	500,000	569,300
Phoenix Industrial Development Authority
(Choice Academies Project)
5.625% 9/1/42	1,250,000	1,263,462
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	500,000	502,565
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,072,380
(Rowan University Project)
5.00% 6/1/42	2,000,000	2,018,200
Pima County Industrial Development Authority Education
Revenue
(Edkey Charter Schools Project)
144A 5.00% 7/1/55 #	500,000	526,170
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	533,472
		22,678,662
Electric Revenue Bonds – 6.70%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	450,000	464,062
Series A 5.05% 7/1/42 ‡	55,000	56,719
Series AAA 5.25% 7/1/25 ‡	35,000	36,269
Series WW 5.00% 7/1/28 ‡	550,000	567,187
Series WW 5.50% 7/1/38 ‡	710,000	738,400

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 4.75% 7/1/26 ‡	35,000	$35,963
Series XX 5.25% 7/1/40 ‡	355,000	367,869
Series XX 5.75% 7/1/36 ‡	125,000	130,469
Series ZZ 4.75% 7/1/27 ‡	30,000	30,825
Series ZZ 5.25% 7/1/24 ‡	45,000	46,631
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 1/1/39	2,000,000	2,362,500
Series A 5.00% 1/1/47	1,000,000	1,206,910
		6,043,804
Healthcare Revenue Bonds – 20.05%
Arizona Health Facilities Authority Hospital System
Revenue
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/42	1,000,000	1,088,830
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project
First Tier)
Series A 5.00% 1/1/54	145,000	128,611
(Great Lakes Senior Living Communities LLC Project
Fourth Tier)
144A 7.75% 1/1/54 #	150,000	110,725
(Great Lakes Senior Living Communities LLC Project
Second Tier)
Series B 5.00% 1/1/49	55,000	43,744
Series B 5.125% 1/1/54	65,000	51,817
(Great Lakes Senior Living Communities LLC Project
Third Tier)
Series C 144A 5.00% 1/1/49 #	500,000	363,770
(Phoenix Children's Hospital)
Series A 4.00% 2/1/50	2,190,000	2,392,947
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	270,000	248,300
5.25% 11/15/46	415,000	368,308
(Royal Oaks Inspirita Pointe Project)
Series A 5.00% 5/15/56	1,000,000	1,090,220
(Sun Health Services)
Series A 5.00% 11/15/48	1,000,000	1,112,490

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale Industrial Development Authority Revenue
(The Beatitudes Campus Project)
5.00% 11/15/45	200,000	$206,388
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	275,000	283,143
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,095,540
Series A 4.00% 1/1/44	1,665,000	1,837,660
Series D 4.00% 1/1/48	650,000	718,673
Maricopa County Industrial Development Authority
Hospital Revenue
(HonorHealth)
Series A 3.00% 9/1/51	500,000	487,385
Series A 4.00% 9/1/51	250,000	277,882
Maricopa County Industrial Development Authority Senior
Living Facility Revenue
(Christian Care Surprise Project)
144A 6.00% 1/1/48 #	405,000	357,753
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	75,000	82,753
4.00% 7/1/39	75,000	82,349
5.00% 7/1/30	105,000	126,657
5.00% 7/1/32	170,000	206,902
5.00% 7/1/35	65,000	78,550
Tempe Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	800,000	845,704
Yavapai County Industrial Development Authority Hospital
Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,649,070
Series A 5.25% 8/1/33	2,000,000	2,110,140
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	318,335
Series A 5.25% 8/1/32	300,000	326,241
		18,090,887

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 4.76%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates
(Administration Building Project)
5.00% 7/1/32	1,000,000	$1,003,590
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility)
Series A 5.00% 7/1/36	350,000	353,836
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	355,000	355,927
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/49	2,000,000	2,356,060
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
Series C 5.75% 7/1/17 ‡	30,000	33,562
Series D 5.25% 7/1/36 ‡	60,000	65,625
Series M-1 5.75% 7/1/17 ‡	85,000	95,094
Series Q 5.50% 7/1/37 ‡	30,000	33,225
		4,296,919
Local General Obligation Bonds – 3.69%
Maricopa County High School District No. 214 Tolleson
Union High School
(School Improvement Project)
Series B 4.00% 7/1/37	1,000,000	1,126,750
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project)
Series B 5.00% 7/1/30	560,000	673,126
Maricopa County Unified School District No. 69 Paradise
Valley
4.00% 7/1/39	600,000	687,192
Maricopa County Unified School District No. 95 Queen
Creek
(School Improvement)
4.00% 7/1/35	500,000	565,755
Pinal County Community College District
4.00% 7/1/31	250,000	272,607
		3,325,430

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds – 1.55%
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	10,000	$10,110
Series A 5.00% 6/1/38-23 §	1,000,000	1,050,240
Unrefunded Series A 5.00% 6/1/25-22 §	335,000	338,521
		1,398,871
Special Tax Revenue Bonds – 16.27%
Bullhead City, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	895,940
GDB Debt Recovery Authority
7.50% 8/20/40	2,231,650	2,097,751
Glendale Municipal Property Excise Tax Revenue
(Senior Lien)
Series B 5.00% 7/1/33	570,000	588,177
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,110,700
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.539% 7/1/46 ^	2,050,000	665,963
Series A-1 4.911% 7/1/51 ^	4,640,000	1,092,163
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,748,261
Series A-1 5.00% 7/1/58	750,000	841,087
Series A-2 4.329% 7/1/40	2,825,000	3,093,460
Regional Public Transportation Authority
(Maricopa County Public Transportation)
5.25% 7/1/24	500,000	546,325
Sedona city, Arizona Excise Tax Revenue
4.00% 7/1/42 (BAM)	875,000	1,000,458
		14,680,285
State General Obligation Bonds – 3.95%
Commonwealth of Puerto Rico
(Custodial Receipts)
Series A 144A 4.018% 6/1/22 #	540,000	535,950
Series A 144A 5.50% 6/1/22 #	180,000	183,375
(Public Improvement)
Series A 5.00% 7/1/41 ‡	455,000	415,187
Series A 5.125% 7/1/37 ‡	1,190,000	1,109,675
Series A 5.375% 7/1/33 ‡	270,000	269,660
Series A 8.00% 7/1/35 ‡	240,000	216,300
Series B 5.00% 7/1/35 ‡	160,000	160,600

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	680,000	$670,643
		3,561,390
Transportation Revenue Bonds – 4.88%
Arizona Department of Transportation State Highway
Fund Revenue
5.00% 7/1/35	500,000	568,400
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series B 5.00% 7/1/49 (AMT)	400,000	461,312
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	535,110
5.00% 7/1/32 (AMT)	500,000	522,070
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,148,940
Series B 5.00% 7/1/37	1,000,000	1,166,500
		4,402,332
Water & Sewer Revenue Bonds – 4.90%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue)
Series A 5.00% 10/1/26	1,000,000	1,094,640
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/31	600,000	675,054
Mesa Utility System Revenue
4.00% 7/1/31	850,000	931,328
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,150,800
5.00% 7/1/31	500,000	570,200
		4,422,022
Total Municipal Bonds (cost $84,216,879)		87,707,465

Short-Term Investments – 2.34%
Variable Rate Demand Notes – 2.34%¤
Arizona Health Facilities Authority Revenue
(Banner Health) Series C 0.06% 1/1/46
(LOC - Bank Of America, N.A.)	200,000	200,000

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.06% 11/15/52
(SPA - Northern Trust Company)	1,915,000	$1,915,000
Total Short-Term Investments (cost $2,115,000)		2,115,000
Total Value of Securities–99.55%
(cost $86,331,879)		$89,822,465

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $6,888,968, which represents 7.64% of the Fund's net assets. See Note 7 in “Notes to financial statements.”

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

‡	Non-income producing security. Security is currently in default.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance

Summary of abbreviations: (continued)
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 97.81%
Corporate Revenue Bonds – 8.46%
California Pollution Control Financing Authority
Solid Waste Disposal Revenue
(CalPlant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	300,000	$180,000
Golden State Tobacco Securitization Settlement Revenue
(Capital Appreciation)
Subordinate Series B-2 0.324% 6/1/66 ^	2,500,000	373,975
Inland Empire Tobacco Securitization Authority
(Capital Appreciation Turbo Asset-Backed)
Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,586,816
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	738,645
Sacramento County Sanitation Districts Financing
Authority Revenue
(Sacramento Regional County Sanitation District)
Series A 5.00% 12/1/45	2,000,000	2,462,320
Tobacco Securitization Authority of Northern California
(Sacramento County)
Series A Class 1 Senior 4.00% 6/1/36	300,000	329,640
Series A Class 1 Senior 4.00% 6/1/37	300,000	329,352
Series A Class 1 Senior 4.00% 6/1/38	400,000	438,292
Series A Class 1 Senior 4.00% 6/1/39	250,000	273,417
Series A Class 1 Senior 4.00% 6/1/40	300,000	327,555
Series A Class 1 Senior 4.00% 6/1/49	1,000,000	1,086,500
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate
Series C 0.599% 6/1/46 ^	16,690,000	3,154,577
Capital Appreciation Third Subordinate
Series D 0.301% 6/1/46 ^	4,915,000	828,325
		12,109,414
Education Revenue Bonds – 19.92%
California Educational Facilities Authority
(Loma Linda University)
Series A 5.00% 4/1/47	1,000,000	1,129,350
(Stanford University - Green Bonds)
Series V-2 2.25% 4/1/51	300,000	256,014
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,598,209
Series V-1 5.00% 5/1/49	1,460,000	2,116,985

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority
(Bella Mente Montessori Academy Project)
Series A 144A 5.00% 6/1/48 #	500,000	$549,075
(Biola University)
5.00% 10/1/39	1,000,000	1,136,740
(California Baptist University)
Series A 144A 5.375% 11/1/40 #	1,000,000	1,107,420
(CHF - Davis I, LLC - West Village Student Housing
Project)
5.00% 5/15/48	1,000,000	1,131,600
(Emerson College)
Series B 5.00% 1/1/32	1,000,000	1,142,380
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	850,000	874,369
(Literacy First Charter Schools Project)
Series A 5.00% 12/1/49	750,000	856,193
(Southwestern Law School)
4.00% 11/1/41	575,000	629,366
California School Finance Authority
(Aspire Public Schools - Obligated Group Issue #3)
Series A 144A 5.00% 8/1/40 #	1,000,000	1,145,880
(Aspire Public Schools - Obligated Group)
Series A 144A 5.00% 8/1/45 #	715,000	779,400
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/42 #	500,000	462,750
(Escuela Popular Project)
144A 6.50% 7/1/50 #	250,000	271,963
(Granada Hills Charter Obligated Group)
144A 5.00% 7/1/49 #	475,000	521,341
(Green Dot Public Schools Project)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,085,950
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	544,335
(ICEF - View Park Elementary & Middle Schools)
Series A 5.625% 10/1/34	575,000	617,975
(KIPP LA Projects)
Series A 5.125% 7/1/44	1,000,000	1,066,160
(KIPP SoCal Projects)
Series A 144A 5.00% 7/1/49 #	1,000,000	1,151,840

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Partnerships to Uplift Communities Valley Project)
Series A 144A 6.75% 8/1/44 #	1,000,000	$1,071,520
(Russell Westbrook Why Not? Academy - Obligated
Group)
Series A 144A 4.00% 6/1/51 #	1,200,000	1,179,600
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,157,630
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter
High School Project)
Series A 7.25% 8/1/41	300,000	301,227
California Statewide Communities Development Authority
Revenue
(California Baptist University)
Series A 6.125% 11/1/33	750,000	802,913
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,143,650
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	1,500,000	1,677,480
		28,509,315
Electric Revenue Bonds – 3.24%
Los Angeles Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,147,540
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	360,937
Series A 5.05% 7/1/42 ‡	70,000	72,188
Series A 6.75% 7/1/36 ‡	185,000	196,098
Series AAA 5.25% 7/1/25 ‡	40,000	41,450
Series CCC 5.25% 7/1/27 ‡	325,000	336,781
Series TT 5.00% 7/1/32 ‡	340,000	350,625
Series WW 5.00% 7/1/28 ‡	470,000	484,687
Series WW 5.25% 7/1/33 ‡	335,000	347,144
Series WW 5.50% 7/1/38 ‡	730,000	759,200
Series XX 4.75% 7/1/26 ‡	45,000	46,238
Series XX 5.25% 7/1/40 ‡	230,000	238,337
Series XX 5.75% 7/1/36 ‡	150,000	156,562
Series ZZ 4.75% 7/1/27 ‡	35,000	35,963

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	55,000	$56,994
		4,630,744
Healthcare Revenue Bonds – 10.39%
California Educational Facilities Authority
(Stanford University)
Series V-2 5.00% 4/1/51	500,000	730,440
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center)
Series B 4.00% 8/15/36	500,000	544,275
(Children's Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	511,660
Series A 5.00% 8/15/47	500,000	572,995
(Children's Hospital of Orange County)
Series A 2.125% 11/1/41	2,500,000	2,220,800
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	1,005,000	1,107,540
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	863,077
Series A 5.00% 2/1/47	250,000	285,918
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project)
5.00% 1/1/35	635,000	610,318
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	562,550
California Municipal Finance Authority Senior Living
Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	787,305
Series A 4.00% 11/15/56	750,000	780,480
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/51 #	500,000	548,605
California Statewide Communities Development Authority
Revenue
(Adventist Health System/West)
Series A 4.00% 3/1/48	1,000,000	1,095,790
(Emanate Health)
Series A 4.00% 4/1/45	255,000	284,134
(Episcopal Communities & Services)
5.00% 5/15/32	600,000	604,302

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue
(Huntington Memorial Hospital)
4.00% 7/1/48	500,000	$545,115
(Marin General Hospital - Green Bonds)
Series A 4.00% 8/1/45	500,000	509,480
(Redlands Community Hospital)
5.00% 10/1/46	1,000,000	1,122,150
Palomar Health
5.00% 11/1/47 (AGM)	500,000	587,010
		14,873,944
Housing Revenue Bonds – 2.67%
California Housing Finance Agency
Series 2019-2 Class A 4.00% 3/20/33	483,149	532,721
Independent Cities Finance Authority Mobile Home Park
Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,054,670
Series A 5.25% 5/15/49	1,200,000	1,264,368
Santa Clara County Multifamily Housing Authority
Revenue
(RiverTown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	965,000	967,808
		3,819,567
Lease Revenue Bonds – 3.66%
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated
Group)
Series A 5.00% 11/1/41	1,000,000	1,062,270
California Municipal Finance Authority
(Orange County Civic Center Infrastructure
Improvement Program - Phase II)
Series A 5.00% 6/1/43	750,000	881,415
California State Public Works Board
(Department of General Services - New Natural
Resources)
Series C 4.00% 11/1/46	1,000,000	1,126,110
(Various Capital Projects)
Series I 5.50% 11/1/30	1,000,000	1,072,370

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Oceanside Public Financing Authority
(EL Corazon Aquatics Center Project)
4.00% 11/1/49	1,000,000	$1,097,980
		5,240,145
Local General Obligation Bonds – 3.37%
Anaheim School District Capital Appreciation
Election of 2002
4.58% 8/1/25 (NATL) ^	1,000,000	941,290
Los Angeles Department of Water & Power Revenue
(Power System)
Subordinate Series A-1 0.03% 7/1/50 •	1,070,000	1,070,000
Los Angeles Unified School District
Election of 2008
(Dedicated Unlimited Ad Valorem Property Tax)
Series A 5.00% 7/1/40	500,000	553,635
Moreno Valley Unified School District
Election of 2014
Series B 5.00% 8/1/43 (AGM)	500,000	590,140
New Haven Unified School District
Election of 2014
Series A 5.00% 8/1/40	1,000,000	1,107,230
San Francisco Bay Area Rapid Transit District Election of
2016
(Green Bonds)
Series B-1 4.00% 8/1/44	500,000	563,595
		4,825,890
Pre-Refunded Bonds – 11.03%
ABAG Finance Authority for Nonprofit Corporations
(Jackson Laboratory)
5.00% 7/1/37-22 §	1,000,000	1,014,420
Bay Area Toll Authority
Series S-4 5.00% 4/1/32-23 §	1,000,000	1,044,210
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,224,900
California Health Facilities Financing Authority Revenue
(Sutter Health)
Series A 5.00% 8/15/43-25 §	1,000,000	1,122,000
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects)
Series A 5.50% 8/15/47-22 §	250,000	255,458

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
California State Public Works Board
(California State University: Various Buildings)
Series E 5.00% 9/1/33-22 §	1,000,000	$1,021,540
California Statewide Communities Development Authority
Revenue
(Covenant Retirement Communities)
Series C 5.625% 12/1/36-23 §	1,000,000	1,075,870
Fresno Unified School District
Election of 2016
Series A 5.00% 8/1/41-26 §	500,000	577,165
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed)
Series A-2 5.00% 6/1/47-22 §	2,400,000	2,425,848
(Enhanced Asset-Backed)
Series A 5.00% 6/1/29-23 §	1,000,000	1,049,730
Series A 5.00% 6/1/45-25 §	1,000,000	1,115,260
La Verne
(Brethren Hillcrest Homes)
5.00% 5/15/36-22 §	750,000	764,167
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations)
Series A 5.75% 6/1/44-23 §	500,000	529,825
San Francisco Municipal Transportation Agency Revenue
5.00% 3/1/32-23 §	1,000,000	1,041,070
Series B 5.00% 3/1/37-22 §	1,000,000	1,000,000
San Jose Financing Authority Lease Revenue
(Civic Center Project)
Series A 5.00% 6/1/33-23 §	500,000	524,865
		15,786,328
Special Tax Revenue Bonds – 15.67%
City of Irvine Limited Obligation Improvement Bonds
(Reassessment District No. 21-1)
4.00% 9/2/46 (BAM)	1,340,000	1,532,035
GDB Debt Recovery Authority
7.50% 8/20/40	3,558,599	3,345,083
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.667% 7/1/46 ^	16,791,000	5,454,724
Series A-1 4.75% 7/1/53	3,105,000	3,433,944
Series A-1 4.894% 7/1/51 ^	5,445,000	1,281,644
Series A-1 5.00% 7/1/58	2,820,000	3,162,489
Series A-2 4.329% 7/1/40	1,485,000	1,626,120

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series B-1 4.75% 7/1/53	135,000	$149,302
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	581,485
Senior Series A 5.00% 6/1/48	1,000,000	1,152,350
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
Series A Working Capital 4.00% 10/1/22	200,000	200,220
Yucaipa Special Tax Community Facilities District No.
98-1
(Chapman Heights)
5.375% 9/1/30	500,000	503,065
		22,422,461
State General Obligation Bonds – 10.06%
California
(Various Purpose)
4.00% 3/1/36	500,000	572,325
5.00% 9/1/31	1,000,000	1,057,610
5.00% 4/1/32	300,000	388,563
5.00% 9/1/32	2,500,000	3,204,875
5.00% 4/1/37	2,000,000	2,085,320
5.00% 8/1/46	1,000,000	1,136,850
5.25% 4/1/35	1,000,000	1,003,450
Commonwealth of Puerto Rico
(Custodial Receipts)
Series A 144A 5.50% 6/1/22 #	140,000	142,625
Series PIB 144A 4.018% 6/1/22 #	575,000	570,687
(Public Improvement)
Series A 5.00% 7/1/24 ‡	265,000	265,663
Series A 5.00% 7/1/41 ‡	770,000	702,625
Series A 5.125% 7/1/37 ‡	560,000	522,200
Series A 5.25% 7/1/34 ‡	395,000	397,963
Series A 5.375% 7/1/33 ‡	485,000	484,389
Series A 8.00% 7/1/35 ‡	230,000	207,288
Series B 5.00% 7/1/35 ‡	430,000	431,612
Series B 5.75% 7/1/38 ‡	610,000	601,606
Series C 6.00% 7/1/39 ‡	615,000	611,925
		14,387,576

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 9.34%
California Municipal Finance Authority Senior Lien
(LINXS APM Project)
Series A 5.00% 12/31/47 (AMT)	1,745,000	$1,985,862
Long Beach Marina Revenue
(Alamitos Bay Marina Project)
5.00% 5/15/45	500,000	533,710
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,094,680
Series A Private Activity 5.00% 5/15/51 (AMT)	1,500,000	1,789,965
Port Authority of Guam Revenue
(Governmental)
Series A 5.00% 7/1/48	375,000	424,121
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	575,305
Subordinate Series B 5.00% 7/1/41	500,000	564,970
San Diego County Regional Airport Authority
(Private Activity)
Subordinate Series B 4.00% 7/1/56 (AMT)	1,000,000	1,074,780
San Diego Redevelopment Agency
(Centre City Redevelopment Project)
Series A 6.40% 9/1/25	615,000	617,946
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,174,800
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,150,820
Second Series E 5.00% 5/1/50 (AMT)	500,000	572,965
San Jose Airport Revenue
Series B 5.00% 3/1/36	575,000	661,331
Series B 5.00% 3/1/42	1,000,000	1,144,560
		13,365,815
Total Municipal Bonds (cost $134,351,918)		139,971,199

	Principal
	amount°	Value (US $)
Short-Term Investments – 1.61%
Variable Rate Demand Note – 1.61%¤
Los Angeles Department of Water & Power Revenue
Subordinate Series B-3 0.03% 7/1/34 (SPA - Barclays
Bank)	2,300,000	$2,300,000
Total Short-Term Investments (cost $2,300,000)		2,300,000
Total Value of Securities–99.42%
(cost $136,651,918)		$142,271,199

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $13,774,176, which represents 9.63% of the Fund's net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2022.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax

Schedules of investments
Delaware Tax-Free California Fund

Summary of abbreviations: (continued)
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
ICE – Intercontinental Exchange, Inc.
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Colorado Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 98.11%
Corporate Revenue Bonds – 2.45%
Public Authority for Colorado Energy Natural Gas
Revenue
6.50% 11/15/38	4,250,000	$6,127,055
		6,127,055
Education Revenue Bonds – 12.68%
Board of Governors of the Colorado State University
System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	3,354,894
Board of Trustees For Colorado Mesa University
Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,198,370
Series B 5.00% 5/15/49	750,000	893,438
Colorado Educational & Cultural Facilities Authority
Revenue
(Alexander Dawson School-Nevada Project)
5.00% 5/15/29	1,230,000	1,377,366
(Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	529,005
Series A 144A 5.25% 7/1/46 #	1,350,000	1,423,156
(Aspen View Academy Project)
4.00% 5/1/51	500,000	526,185
4.00% 5/1/61	750,000	779,055
(Atlas Preparatory Charter School)
144A 5.25% 4/1/45 #	1,300,000	1,325,831
(Charter School Project)
5.00% 7/15/37	1,150,000	1,162,432
(Community Leadership Academy, Inc. Second
Campus Project)
7.45% 8/1/48	1,000,000	1,062,400
(Global Village Academy)
144A 5.00% 12/1/50 #	1,000,000	1,037,950
(Liberty Common Charter School Project)
Series A 5.00% 1/15/39	1,000,000	1,042,010
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	457,047
5.00% 12/1/42	540,000	546,934
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	669,081
144A 5.00% 7/1/46 #	500,000	527,605
(Pinnacle Charter School Project)
5.00% 6/1/26	700,000	728,511

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority
Revenue
(Science Technology Engineering and Math School
Project)
5.00% 11/1/44	890,000	$943,756
5.00% 11/1/54	1,500,000	1,584,810
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	898,098
144A 5.50% 7/1/49 #	870,000	909,959
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	440,896
Series A 4.00% 3/1/36	550,000	605,886
(University of Lab Charter School)
5.00% 12/15/45	500,000	539,725
(Vail Mountain School Project)
4.00% 5/1/46	80,000	81,749
5.00% 5/1/31	1,000,000	1,084,250
State of Colorado Building Excellent
Certificates of Participation
Series R 4.00% 3/15/45	1,000,000	1,114,460
University of Colorado
(University Enterprise Refunding Revenue)
Series C-4 4.00% 6/1/51	4,250,000	4,851,800
		31,696,659
Electric Revenue Bonds – 5.99%
Colorado Springs Utilities System Revenue
Series B 4.00% 11/15/46	1,250,000	1,433,688
Series B 4.00% 11/15/51	1,000,000	1,141,300
Loveland Colorado Electric & Communications Enterprise
Revenue
Series A 5.00% 12/1/44	2,185,000	2,591,344
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	3,787,575
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	175,312
Series AAA 5.25% 7/1/25 ‡	95,000	98,444
Series CCC 5.25% 7/1/27 ‡	705,000	730,556
Series WW 5.00% 7/1/28 ‡	660,000	680,625
Series WW 5.25% 7/1/33 ‡	210,000	217,612
Series WW 5.50% 7/1/17 ‡	460,000	477,250
Series WW 5.50% 7/1/19 ‡	360,000	373,500

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 4.75% 7/1/26 ‡	105,000	$107,888
Series XX 5.25% 7/1/40 ‡	1,840,000	1,906,700
Series XX 5.75% 7/1/36 ‡	365,000	380,969
Series ZZ 4.75% 7/1/27 ‡	85,000	87,338
Series ZZ 5.00% 7/1/19 ‡	620,000	637,825
Series ZZ 5.25% 7/1/24 ‡	140,000	145,075
		14,973,001
Healthcare Revenue Bonds – 22.33%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge)
Series A 5.00% 5/15/58	1,500,000	1,518,645
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	4,325,000	4,215,318
Series A 4.00% 11/15/43	4,000,000	4,447,040
(American Baptist)
7.625% 8/1/33	150,000	156,840
8.00% 8/1/43	1,000,000	1,050,500
(Bethesda Project)
Series A-1 5.00% 9/15/48	2,250,000	2,480,152
(Cappella of Grand Junction Project)
144A 5.00% 12/1/54 #	2,320,000	2,144,562
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	2,000,000	2,193,440
Series A-1 4.00% 8/1/44	2,000,000	2,168,600
Series A-2 4.00% 8/1/49	3,000,000	3,232,740
Series A-2 5.00% 8/1/39	1,505,000	1,766,027
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,391,438
(Covenant Retirement Communities)
5.00% 12/1/35	1,000,000	1,090,270
(Craig Hospital Project)
5.00% 12/1/32	3,500,000	3,579,905
(Frasier Project)
Series A 4.00% 5/15/48	1,000,000	995,220
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,106,840
(National Jewish Health Project)
5.00% 1/1/27	300,000	300,804
(Sanford Health)
Series A 5.00% 11/1/44	4,500,000	5,315,940

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(SCL Health System)
Series A 4.00% 1/1/37	2,150,000	$2,392,972
Series A 4.00% 1/1/38	3,895,000	4,327,501
Series A 5.00% 1/1/44	3,050,000	3,230,834
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	881,948
(Vail Valley Medical Center Project)
5.00% 1/15/35	1,000,000	1,110,710
(Valley View Hospital Association Project)
Series A 4.00% 5/15/35	685,000	740,608
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/39	1,000,000	1,094,020
Series A 4.00% 12/1/40	250,000	273,087
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	210,000	231,710
4.00% 7/1/39	210,000	230,576
5.00% 7/1/30	290,000	349,816
5.00% 7/1/32	475,000	578,108
5.00% 7/1/35	190,000	229,607
		55,825,778
Lease Revenue Bonds – 1.72%
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	745,087
5.00% 6/15/36	1,055,000	1,187,297
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	815,850
Regional Transportation District Certificates of
Participation
Series A 5.00% 6/1/33	1,500,000	1,564,830
		4,313,064
Local General Obligation Bonds – 9.12%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	327,882
4.00% 12/1/31	1,000,000	1,091,400
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,247,050

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/38	350,000	$434,595
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,271,239
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,545,881
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,188,835
El Paso County School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,209,950
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,177,330
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,387,150
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,031,100
Verve Metropolitan District No. 1
5.00% 12/1/51	2,000,000	2,083,860
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,144,628
5.00% 12/1/32	660,000	762,432
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,147,850
Weld County School District No. Re-2 Eaton
Series 2 5.00% 12/1/44	2,000,000	2,445,320
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,294,700
		22,791,202
Pre-Refunded Bonds – 10.82%
Central Colorado Water Conservancy District
(Limited Tax)
5.00% 12/1/33-23 §	1,000,000	1,066,720
Colorado Educational & Cultural Facilities Authority
Revenue
(Johnson & Wales University)
Series A 5.25% 4/1/37-23 §	1,790,000	1,870,765
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.25% 1/1/45-23 §	2,000,000	2,071,800

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Colorado Health Facilities Authority Revenue
(Covenant Retirement Communities)
Series A 5.00% 12/1/33-22 §	4,000,000	$4,125,960
(Frasier Meadows Retirement Community Project)
Series B 5.00% 5/15/48-23	660,000	690,142
(NCMC Project)
4.00% 5/15/32-26 §	2,000,000	2,203,820
(The Evangelical Lutheran Good Samaritan Society
Project)
5.625% 6/1/43-23 §	1,150,000	1,215,182
Denver City & County Airport System Revenue
Series B 5.00% 11/15/30-22 §	250,000	257,375
Series B 5.00% 11/15/32-22 §	1,000,000	1,029,500
Series B 5.00% 11/15/37-22 §	8,000,000	8,236,000
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	360,000	371,865
5.50% 12/1/38-22 §	700,000	724,374
Pueblo County Certificates of Participation
(County Judicial Complex Project)
5.00% 9/15/42-22 (AGM) §	300,000	306,966
Tallyn's Reach Metropolitan District No. 3
5.125% 11/1/38-23 §	740,000	786,317
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,100,480
		27,057,266
Special Tax Revenue Bonds – 18.14%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,180,090
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	745,416
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,611,255
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,949,302
Fountain Urban Renewal Authority Tax Increment
Revenue
(Academy Highlands Project)
Series A 5.50% 11/1/44	1,375,000	1,410,131
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	9,713,744	9,130,919

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	$1,141,220
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,277,878
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,045,140
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.559% 7/1/46 ^	13,935,000	4,526,924
Series A-1 4.898% 7/1/51 ^	2,715,000	639,057
(Restructured)
Series A-1 4.75% 7/1/53	4,045,000	4,473,527
Series A-1 5.00% 7/1/58	3,122,000	3,501,167
Series A-2 4.536% 7/1/53	3,000,000	3,280,950
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	774,667
Series A 5.00% 11/1/31	1,495,000	1,725,619
Series A 5.00% 11/1/36	2,750,000	3,170,200
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	323,898
Thornton Development Authority
(East 144th Avenue I-25 Project)
Series B 5.00% 12/1/35	485,000	526,851
Series B 5.00% 12/1/36	810,000	879,214
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,037,770
		45,351,195
State General Obligation Bonds – 3.71%
Commonwealth of Puerto Rico
(Custodial Receipts)
Series A 144A 5.50% 6/1/22 #	2,185,000	2,225,969
(Public Improvement)
Series A 5.00% 7/1/41 ‡	1,295,000	1,181,687
Series A 5.375% 7/1/33 ‡	675,000	674,150
Series A 5.50% 7/1/39 ‡	2,950,000	2,802,500
Series B 5.00% 7/1/35 ‡	550,000	552,063
Series B 5.75% 7/1/38 ‡	960,000	946,790
Series C 6.00% 7/1/39 ‡	890,000	885,550
		9,268,709

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 6.02%
Colorado High Performance Transportation Enterprise
Revenue
(C-470 Express Lanes)
5.00% 12/31/56	2,000,000	$2,194,220
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,220,913
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	400,000	425,968
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,730,970
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,304,320
E-470 Public Highway Authority
Series A 5.00% 9/1/34	900,000	1,111,545
Series A 5.00% 9/1/35	400,000	493,524
Series A 5.00% 9/1/36	1,300,000	1,602,289
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,000,000	1,188,600
Series A 4.00% 7/15/40	1,500,000	1,787,655
		15,060,004
Water & Sewer Revenue Bonds – 5.13%
Arapahoe County Water & Wastewater Authority
4.00% 12/1/37	1,000,000	1,157,030
4.00% 12/1/38	1,845,000	2,130,957
Central Weld County Water District
4.00% 12/1/39 (AGM)	1,150,000	1,321,833
Dominion Water & Sanitation District
6.00% 12/1/46	725,000	741,341
Douglas County Centennial Water & Sanitation District
4.00% 12/1/38	500,000	569,800
Guam Government Waterworks Authority Water &
Wastewater System Revenue
5.00% 7/1/37	675,000	764,917
Johnstown Wastewater Revenue
4.00% 12/1/46 (AGM)	2,500,000	2,868,875
4.00% 12/1/51 (AGM)	1,000,000	1,137,200
Metro Wastewater Reclamation District
Series A 5.00% 4/1/33	1,000,000	1,244,650

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Morgan County Quality Water District
4.00% 12/1/50 (AGM)	790,000	$887,067
		12,823,670
Total Municipal Bonds (cost $236,467,095)		245,287,603

	Number of
	shares
Short-Term Investments – 1.63%
Money Market Mutual Funds – 0.36%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 0.02%)	880,719	880,719
		880,719

	Principal
	amount°
Variable Rate Demand Notes – 1.27%¤
Colorado Educational & Cultural Facilities Authority
Revenue
(National Jewish Federation Bond Program)
Series F-2 0.06% 7/1/41 (LOC - Northern Trust
Company)	380,000	380,000
Colorado Health Facilities Authority Revenue
(Children's Hospital) Series A 0.06% 12/1/52
(LOC - TD Bank, N.A.)	1,600,000	1,600,000
Denver City & County
Series A1 0.06% 12/1/29 (SPA - JPMorgan Chase
Bank, N.A.)	505,000	505,000
Series A2 0.06% 12/1/29 (SPA - JPMorgan Chase
Bank, N.A.)	100,000	100,000
Series A3 0.06% 12/1/31 (SPA - JPMorgan Chase
Bank, N.A.)	595,000	595,000
		3,180,000
Total Short-Term Investments (cost $4,060,719)		4,060,719
Total Value of Securities–99.74%
(cost $240,527,814)		$249,348,322

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedules of investments
Delaware Tax-Free Colorado Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $14,896,182, which represents 5.96% of the Fund's net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Idaho Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 98.69%
Corporate Revenue Bonds – 4.12%
Idaho State Board of Correction
(Management & Training Corporation)
5.50% 8/1/29	2,523,144	$2,536,163
Nez Perce County Pollution Control Revenue
(Potlatch Project)
2.75% 10/1/24	1,250,000	1,291,000
Power County Industrial Development Revenue
(FMC Project)
6.45% 8/1/32 (AMT)	2,000,000	2,009,240
		5,836,403
Education Revenue Bonds – 21.20%
Boise State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	578,710
Series A 5.00% 4/1/48	1,000,000	1,165,840
Idaho Housing & Finance Association
(Alturas International Academy Project)
4.00% 5/1/52	1,500,000	1,584,345
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	940,481
Series A 3.00% 5/1/41	1,650,000	1,618,699
Series A 4.00% 5/1/28	230,000	252,768
Series A 4.00% 5/1/30	250,000	279,108
Series A 4.00% 5/1/56	1,585,000	1,679,577
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	1,076,230
Series A 144A 6.00% 7/1/39 #	370,000	433,081
Series A 144A 6.00% 7/1/49 #	595,000	686,440
Series A 144A 6.00% 7/1/54 #	570,000	655,836
(Gem Prep: Meridian Project)
Series A 4.00% 5/1/57	1,000,000	1,059,850
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	366,284
Series A 4.00% 5/1/50	285,000	313,030
Series A 4.00% 5/1/55	205,000	224,063
Series A 5.00% 12/1/38	2,050,000	2,265,065
Series A 144A 5.00% 12/1/46 #	1,000,000	1,079,510
(Meridian South Charter School Project)
144A 4.00% 5/1/46 #	1,000,000	932,330

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(North Star Charter School Project)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	$738,992
Series A 6.75% 7/1/48	529,151	581,294
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	2,005,000	2,186,813
Series A 4.00% 5/1/55	2,640,000	2,865,350
(Victory Charter School Project)
Series B 5.00% 7/1/39	1,000,000	1,098,550
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,275,000	1,365,041
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,706,205
5.00% 4/1/43	250,000	293,125
5.00% 4/1/44	250,000	292,697
The Regents of the University of Idaho
Series A 5.00% 4/1/38 (AGM)	275,000	342,837
Series A 5.00% 4/1/39 (AGM)	250,000	310,838
Series A 5.00% 4/1/40 (AGM)	250,000	310,305
Series A 5.00% 4/1/41 (AGM)	300,000	371,796
University of Idaho
Unrefunded Series A 5.00% 4/1/41	340,000	398,072
		30,053,162
Electric Revenue Bonds – 5.06%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project)
5.00% 6/1/34	2,000,000	2,168,660
Idaho Energy Resources Authority
(Idaho Falls Power Project)
5.00% 9/15/33	1,325,000	1,679,477
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	77,344
Series AAA 5.25% 7/1/25 ‡	45,000	46,631
Series CCC 5.25% 7/1/27 ‡	345,000	357,506
Series WW 5.00% 7/1/28 ‡	320,000	330,000
Series WW 5.50% 7/1/38 ‡	1,500,000	1,560,000
Series XX 4.75% 7/1/26 ‡	50,000	51,375
Series XX 5.25% 7/1/40 ‡	595,000	616,569
Series XX 5.75% 7/1/36 ‡	175,000	182,656
Series ZZ 4.75% 7/1/27 ‡	40,000	41,100

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	60,000	$62,175
		7,173,493
Healthcare Revenue Bonds – 9.51%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project)
5.00% 9/1/37	1,350,000	1,498,324
(St. Luke's Health System Project)
Series A 3.00% 3/1/51	2,000,000	1,946,340
Series A 4.00% 3/1/46	500,000	558,890
Series A 5.00% 3/1/27	1,000,000	1,160,240
Series A 5.00% 3/1/33	1,250,000	1,484,125
Series A 5.00% 3/1/37	500,000	588,715
(Trinity Health Credit Group)
Series A 5.00% 12/1/47	390,000	448,699
Series ID 4.00% 12/1/43	1,000,000	1,105,550
Series ID 5.00% 12/1/46	750,000	854,430
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	830,000	831,295
Series A 5.25% 11/15/37	1,005,000	1,023,241
Series A 5.25% 11/15/47	1,130,000	1,114,214
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	115,000	126,889
4.00% 7/1/39	115,000	126,268
5.00% 7/1/30	155,000	186,970
5.00% 7/1/32	255,000	310,353
5.00% 7/1/35	105,000	126,888
		13,491,431
Housing Revenue Bonds – 3.17%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	347,151	351,227
Idaho Housing & Finance Association Multifamily Housing
Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,239,875
Series A 3.125% 7/1/54	2,000,000	1,888,200
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A 3.05% 7/1/39 (GNMA)	280,000	282,145

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A 3.25% 1/1/43 (GNMA)	140,000	$141,436
Series C 3.00% 1/1/43 (FHA)	585,000	592,798
		4,495,681
Lease Revenue Bonds – 12.57%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	844,350
5.00% 12/15/32	750,000	843,263
Fremont County Annual Appropriation Certificates of
Participation
4.00% 9/1/36	750,000	854,145
Idaho Falls Certificates of Participation
4.00% 9/15/39	1,050,000	1,190,301
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters
Office Project)
4.00% 12/1/36	650,000	737,185
4.00% 12/1/39	1,545,000	1,745,680
4.00% 12/1/42	1,300,000	1,461,876
4.00% 12/1/44	250,000	280,075
(Idaho Department of Fish & Game Nampa Regional
Office Project)
5.00% 12/1/41	200,000	234,908
Idaho Housing & Finance Association Economic
Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	750,000	752,235
Series A 7.00% 2/1/36	1,500,000	1,504,455
Idaho Housing & Finance Association Grant and Revenue
Anticipation Bonds
Series A 4.00% 7/15/39	1,750,000	2,004,327
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/26	485,000	508,610
Series A 4.50% 9/1/27	505,000	529,043
(Department of Health & Welfare Project)
Series A 5.00% 9/1/24	1,535,000	1,608,097
Series B 4.00% 9/1/48	750,000	800,010

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho State Building Authority Revenue
(State Office Campus Project)
Series A 4.00% 9/1/48	1,750,000	$1,927,782
		17,826,342
Local General Obligation Bonds – 14.09%
Ada & Boise Counties Independent School District Boise
City
5.00% 8/1/31	1,350,000	1,646,581
5.00% 8/1/33	1,010,000	1,167,419
5.00% 8/1/34	1,500,000	1,731,495
5.00% 8/1/35	1,160,000	1,337,840
5.00% 8/1/36	500,000	576,145
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/33	1,000,000	1,162,310
Series B 5.00% 9/15/35	1,100,000	1,276,231
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,370,149
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,000,000	1,003,490
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
Series B 5.00% 9/15/24	1,480,000	1,513,640
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	581,076
Series A 4.00% 9/15/37	1,000,000	1,092,860
Series C 5.00% 9/15/42	500,000	577,090
Ketchum City
2.125% 9/15/41	500,000	445,705
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,213,207
Series B 5.00% 8/15/26	500,000	577,070
Nez Perce County Independent School District
No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	1,159,160
Series B 5.00% 9/15/37	1,000,000	1,158,630

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Owyhee & Canyon Counties Joint School District No.
370 Homedale
4.00% 9/15/25	360,000	$392,069
		19,982,167
Pre-Refunded Bonds – 6.65%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37-22 §	1,250,000	1,253,563
Series A 5.00% 4/1/42-22 §	1,350,000	1,354,927
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33-23 §	1,000,000	1,060,670
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 5.00% 3/1/47-22	1,500,000	1,500,000
(Trinity Health Credit Group)
Series ID 5.00% 12/1/32-22 §	1,000,000	1,010,890
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40-22 §	250,000	255,385
Nampa Development Corporation Revenue
(Library Square Project)
144A 5.00% 9/1/31-24 #, §	1,000,000	1,113,450
Twin Falls County School District No. 411
(School Board Guaranteed)
Series A 4.75% 9/15/37-24 §	1,000,000	1,087,040
University of Idaho
Series A 5.00% 4/1/41-28 §	660,000	789,070
		9,424,995
Resource Recovery Revenue Bonds – 0.39%
Idawy Solid Waste District
Series A 3.00% 1/1/50	550,000	551,061
		551,061
Special Tax Revenue Bonds – 13.25%
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	6,117,813	5,750,744
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation)
Series A 5.00% 9/1/32	3,565,000	3,635,480

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.545% 7/1/46 ^	6,790,000	$2,205,799
Series A-1 4.898% 7/1/51 ^	1,480,000	348,362
(Restructured)
Series A-1 4.55% 7/1/40	875,000	969,334
Series A-1 4.75% 7/1/53	2,735,000	3,024,746
Series A-1 5.00% 7/1/58	1,831,000	2,053,375
Series A-2 4.329% 7/1/40	730,000	799,372
		18,787,212
State General Obligation Bonds – 5.16%
Commonwealth of Puerto Rico
(Custodial Receipts)
144A 5.50% 6/1/22 #	2,270,000	2,312,562
(Public Improvement)
Series A 5.00% 7/1/24 ‡	210,000	210,525
Series A 5.00% 7/1/41 ‡	670,000	611,375
Series A 5.125% 7/1/37 ‡	1,645,000	1,533,963
Series A 5.25% 7/1/34 ‡	880,000	886,600
Series A 5.375% 7/1/33 ‡	365,000	364,540
Series A 8.00% 7/1/35 ‡	150,000	135,188
Series B 5.00% 7/1/35 ‡	345,000	346,294
Series B 5.75% 7/1/38 ‡	460,000	453,670
Series C 6.00% 7/1/39 ‡	465,000	462,675
		7,317,392
Transportation Revenue Bonds – 3.10%
Boise City, Idaho Airport Revenue
(Employee Parking Facilities Project)
Series B 4.00% 9/1/51 (AMT)	1,955,000	2,121,976
(Public Parking Facilities Project)
Series A 5.00% 9/1/51	1,790,000	2,177,768
Idaho Housing & Finance Association
(Federal Highway Trust Fund)
Series A 5.00% 7/15/31	80,000	97,433
		4,397,177

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 0.42%
Coeur d'Alene, Idaho Wastewater Revenue
Series A 4.00% 9/1/33	500,000	$592,450
		592,450
Total Municipal Bonds (cost $136,221,358)		139,928,966

	Number of
	shares
Short-Term Investments – 1.60%
Money Market Mutual Funds – 1.30%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 0.02%)	1,838,687	1,838,687
		1,838,687

	Principal
	amount°
Variable Rate Demand Note – 0.30%¤
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series C 0.10%
3/1/48
(LOC – US Bank, N.A.)	425,000	425,000
		425,000
Total Short-Term Investments (cost $2,263,687)		2,263,687
Total Value of Securities–100.29%
(cost $138,485,045)		$142,192,653

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $9,028,431, which represents 6.37% of the Fund's net assets. See Note 7 in “Notes to financial statements.”

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 99.00%
Corporate Revenue Bonds – 5.59%
Erie County Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 1.449% 6/1/60 #, ^	65,000,000	$3,770,650
New York City Industrial Development Agency
(Queens Baseball Stadium Project)
Series A 3.00% 1/1/46 (AGM)	2,000,000	1,966,060
New York Counties Tobacco Trust V Pass-Through
(Subordinate Turbo CABs)
Series S4B 144A 0.548% 6/1/60 #, ◆, ^	10,000,000	417,400
New York Liberty Development
(Goldman Sachs Headquarters Issue)
5.25% 10/1/35	1,000,000	1,304,770
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D
Redevelopment Project)
5.00% 1/1/34 (AMT)	1,000,000	1,127,590
5.00% 1/1/36 (AMT)	1,000,000	1,125,620
TSASC Revenue
(Senior)
Fiscal 2017 Series A 5.00% 6/1/41	900,000	1,002,465
Westchester Tobacco Asset Securitization
Subordinate Series C 5.00% 6/1/45	750,000	768,007
		11,482,562
Education Revenue Bonds – 22.13%
Buffalo & Erie County Industrial Land Development
(Tapestry Charter School Project)
Series A 5.00% 8/1/52	500,000	543,620
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	514,145
Series A 5.50% 4/1/43	500,000	515,385
(Inwood Academy for Leadership Charter School
Project)
Series A 144A 5.50% 5/1/48 #	500,000	556,745
(Manhattan College Project)
5.00% 8/1/47	500,000	572,500
(Metropolitan College of New York Project)
5.50% 11/1/44	600,000	643,038

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	$269,888
(New Dawn Charter Schools Project)
144A 5.75% 2/1/49 #	500,000	533,630
(New World Preparatory Charter School Project)
Series A 4.00% 6/15/51	315,000	326,368
Series A 4.00% 6/15/56	450,000	463,721
(The Packer Collegiate Institute Project)
5.00% 6/1/40	750,000	801,592
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/46	300,000	326,460
(Vassar College Project)
5.00% 7/1/35	1,000,000	1,160,120
5.00% 7/1/36	1,000,000	1,159,350
5.00% 7/1/37	1,000,000	1,158,760
Hempstead Town Local Development
(Hofstra University Project)
5.00% 7/1/42	500,000	573,840
Madison County Capital Resource Revenue
(Colgate University Refunding Project)
Series A 5.00% 7/1/35	1,000,000	1,107,270
Series B 5.00% 7/1/39	1,000,000	1,108,300
Monroe County Industrial Development Revenue
(St. John Fisher College Project)
Series A 5.50% 6/1/39	300,000	324,543
(True North Rochester Preparatory Charter School
Project)
Series A 144A 5.00% 6/1/40 #	1,000,000	1,134,320
(University of Rochester Project)
Series A 5.00% 7/1/37	1,000,000	1,158,760
Series C 4.00% 7/1/43	500,000	547,085
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation)
Series A 4.00% 7/1/46	1,000,000	1,059,550
New York State Dormitory Authority
(Barnard College)
Series A 5.00% 7/1/35	400,000	441,560
(Fordham University)
5.00% 7/1/44	650,000	702,741

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority
(New York University)
5.50% 7/1/40 (AMBAC)	740,000	$1,048,232
(Touro College & University)
Series A 5.50% 1/1/44	1,000,000	1,066,760
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Columbia University)
Series A 5.00% 10/1/50	1,325,000	1,935,427
(Hudson City School District)
Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	376,567
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/35	50,000	59,853
Series A 5.00% 7/1/37	2,200,000	2,624,094
Series A 5.00% 7/1/42	1,645,000	1,882,242
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,275,400
Series A 5.00% 7/1/39	2,000,000	2,266,460
(School Districts Financing Program)
Series B 5.00% 10/1/42 (AGM)	3,565,000	4,126,238
(Vaughn College of Aeronautics and Technology)
Series A 144A 5.50% 12/1/46 #	300,000	321,807
Onondaga Civic Development Revenue
(Le Moyne College Project)
Series B 4.00% 7/1/38	255,000	277,517
Series B 4.00% 7/1/39	325,000	353,054
Series B 4.00% 7/1/40	300,000	325,599
Saratoga County Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	4,189,466
5.00% 7/1/48	1,000,000	1,166,400
St. Lawrence County Industrial Development Agency
Civic Development Revenue
(St. Lawrence University Project)
Series A 4.00% 7/1/43	1,000,000	1,079,020
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	828,555
5.00% 7/1/41	500,000	579,100

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Yonkers Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of
Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	$696,992
Series A 5.00% 10/15/50	250,000	274,563
		45,456,637
Electric Revenue Bonds – 8.35%
Build NYC Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P.
Project)
144A 5.25% 12/31/33 (AMT) #	1,000,000	1,046,010
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	536,175
5.00% 9/1/39	2,000,000	2,372,000
5.00% 9/1/42	2,000,000	2,324,780
5.00% 9/1/47	500,000	577,520
Series A 5.00% 9/1/44	1,950,000	2,114,053
Series B 5.00% 9/1/41	1,000,000	1,134,500
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	1,109,670
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	67,031
Series A 6.75% 7/1/36 ‡	625,000	662,494
Series AAA 5.25% 7/1/25 ‡	35,000	36,269
Series TT 5.00% 7/1/32 ‡	1,120,000	1,155,000
Series WW 5.25% 7/1/33 ‡	195,000	202,069
Series WW 5.50% 7/1/17 ‡	420,000	435,750
Series WW 5.50% 7/1/19 ‡	330,000	342,375
Series XX 4.75% 7/1/26 ‡	40,000	41,100
Series XX 5.25% 7/1/40 ‡	1,430,000	1,481,837
Series ZZ 4.75% 7/1/27 ‡	30,000	30,825
Series ZZ 5.00% 7/1/19 ‡	570,000	586,387
Series ZZ 5.25% 7/1/24 ‡	50,000	51,813
Utility Debt Securitization Authority
(Restructuring Bonds)
5.00% 12/15/37	750,000	843,428
		17,151,086
Healthcare Revenue Bonds – 6.61%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project)
Series N 5.25% 7/1/35	250,000	270,057

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Build NYC Resource
(The Children's Aid Society Project)
4.00% 7/1/49	1,000,000	$1,105,360
Dutchess County Local Development
(Nuvance Health)
Series B 4.00% 7/1/49	1,000,000	1,065,860
Guilderland, Industrial Development Agency
(Albany Place Development Project)
Series A 144A 5.875% 1/1/52 #, ‡	500,000	375,000
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	458,112
5.00% 12/1/46	540,000	602,332
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated
Group Project)
5.00% 7/1/33	725,000	778,469
New York State Dormitory Authority
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	1,079,520
Series A 4.00% 9/1/50	2,500,000	2,685,450
(NYU Langone Hospitals Obligated Group)
Series A 4.00% 7/1/53	500,000	550,080
New York State Dormitory Authority Revenue Non-State
Supported Debt
(NYU Hospitals Center)
Series A 4.00% 7/1/40	465,000	499,210
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	574,760
144A 5.00% 12/1/45 #	700,000	773,038
Orange County Funding Assisted Living Residence
Revenue
(The Hamlet at Wallkill Assisted Living Project)
6.50% 1/1/46	300,000	299,961
Southold Local Development Revenue
(Peconic Landing at Southold Project)
5.00% 12/1/45	750,000	793,095
Westchester County Local Development
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	638,653
Series A 144A 5.00% 7/1/56 #	1,000,000	1,030,770
		13,579,727

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 6.16%
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority)
Series A 5.00% 11/15/56	710,000	$743,029
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,516,785
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2020 Subordinate Series S-1B 4.00% 7/15/45	445,000	489,544
New York Liberty Development
(4 World Trade Center Project - Green Bonds)
Series A 3.00% 11/15/51	1,620,000	1,554,633
(Class 1 - 3 World Trade Center Project)
144A 5.00% 11/15/44 #	2,000,000	2,130,880
(Class 2 - 3 World Trade Center Project)
144A 5.375% 11/15/40 #	500,000	540,455
New York State Dormitory Authority
(State Sales Tax)
Series A 4.00% 3/15/48	80,000	88,565
New York State Dormitory Authority Revenue Non-State
Supported Debt
(Court Facility)
Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,989,875
New York State Environmental Facilities Clean Water and
Drinking Water Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution)
Series B 5.00% 6/15/43	2,175,000	2,605,215
		12,658,981
Local General Obligation Bonds – 3.35%
New York City
Fiscal 2017 Subordinate Series B-1 5.00% 12/1/34	2,500,000	2,869,475
Fiscal 2018 Subordinate Series E-1 5.25% 3/1/35	500,000	599,890
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	2,239,189
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,174,120
		6,882,674
Pre-Refunded Bonds – 0.77%
Build NYC Resource
(YMCA of Greater New York Project)
5.00% 8/1/40-25 §	450,000	503,172

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Dutchess County Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/44-24 §	1,000,000	$1,085,000
		1,588,172
Resource Recovery Revenue Bond – 0.74%
Niagara Area Development Revenue
(Covanta Project)
Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,526,250
		1,526,250
Special Tax Revenue Bonds – 22.05%
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	5,840,608	5,490,171
Glen Cove, Local Economic Assistance
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	250,000	259,533
Metropolitan Transportation Authority
(Climate Bond Certified)
Subordinate Series B-2 5.00% 11/15/36	3,500,000	4,008,200
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2015 Subordinate Series S-1 5.00% 7/15/43	1,000,000	1,089,680
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,193,890
(Future Tax Secured)
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	804,525
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,157,700
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,092,700
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	554,095
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	538,940
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,144,180
Series A-1 5.00% 11/1/42	750,000	794,655
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,116,010
5.00% 11/15/40	1,000,000	1,112,960
New York State Dormitory Authority Personal Income Tax
Revenue
(General Purpose)
Series A 5.00% 3/15/40	5,000,000	5,961,350
Series D 4.00% 2/15/47	1,000,000	1,103,150

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Urban Development Revenue
(Personal Income Tax)
Series A 4.00% 3/15/36	500,000	$542,190
Puerto Rico Infrastructure Financing Authority
5.00% 7/1/20 ‡	80,000	41,300
Series B 5.00% 7/1/16 ‡	640,000	330,400
Series B 5.00% 7/1/17 ‡	530,000	273,613
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	425,000	470,819
Series A-1 4.59% 7/1/46 ^	2,300,000	747,178
Series A-1 4.75% 7/1/53	5,720,000	6,325,977
Series A-1 4.898% 7/1/51 ^	2,370,000	557,851
Series A-1 5.00% 7/1/58	5,085,000	5,702,573
Series A-2 4.329% 7/1/40	370,000	405,161
Series A-2 4.536% 7/1/53	1,330,000	1,454,554
		45,273,355
State General Obligation Bonds – 5.73%
Commonwealth of Puerto Rico
(Custodial Receipts)
Series A 144A 5.50% 6/1/22 #	4,325,000	4,406,094
(Public Improvement)
Series A 5.00% 7/1/24 ‡	270,000	270,675
Series A 5.00% 7/1/41 ‡	1,185,000	1,081,313
Series A 5.125% 7/1/37 ‡	1,185,000	1,099,387
Series A 5.25% 7/1/34 ‡	945,000	952,088
Series A 5.375% 7/1/33 ‡	665,000	664,162
Series A 8.00% 7/1/35 ‡	1,000,000	901,250
Series B 5.00% 7/1/35 ‡	555,000	557,081
Series B 5.75% 7/1/38 ‡	625,000	616,400
Series C 6.00% 7/1/39 ‡	1,215,000	1,208,925
		11,757,375
Transportation Revenue Bonds – 12.28%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	496,152
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	512,965
(Climate Bond Certified - Green Bonds)
Series A-1 4.00% 11/15/46	3,250,000	3,508,375
Series B 4.00% 11/15/50	1,000,000	1,062,310

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Series C-1 5.25% 11/15/55	1,500,000	$1,752,045
Series E 4.00% 11/15/45	1,500,000	1,616,625
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	1,083,690
Series L 5.00% 1/1/35	1,535,000	1,785,727
(Junior Indebtedness Obligation)
Series A 5.25% 1/1/56	1,000,000	1,125,210
New York Transportation Development Corporation
Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport
Project)
Series A 4.00% 12/1/40 (AMT)	335,000	357,087
Niagara Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/33 (AMT)	715,000	834,312
Series A 5.00% 4/1/35 (AMT)	775,000	902,751
Series A 5.00% 4/1/37 (AMT)	750,000	872,160
Series A 5.00% 4/1/39 (AMT)	350,000	405,734
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundred Seventeen
Series)
4.00% 11/1/49	1,000,000	1,097,250
(Consolidated Bonds - Two Hundred Sixteen Series)
4.00% 9/1/49	1,000,000	1,095,360
(Consolidated Bonds - Two Hundredth Series)
5.00% 10/15/42	2,500,000	2,895,275
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/41	2,000,000	2,261,220
Series A 5.00% 11/15/47	1,000,000	1,155,890
Series A 5.00% 11/15/49	325,000	393,208
		25,213,346
Water & Sewer Revenue Bonds – 5.24%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
(Second General Resolution)
Fiscal 2015 Series HH 5.00% 6/15/39	2,000,000	2,218,040
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,134,560
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,945,075

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
(Second General Resolution)
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	$1,098,470
Fiscal 2020 Series AA 4.00% 6/15/40	1,000,000	1,119,620
Fiscal 2021 Subordinate Series BB-1 4.00% 6/15/50	1,000,000	1,115,810
New York State Environmental Facilities Clean Water and
Drinking Water Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution)
Series B 4.00% 6/15/49	1,000,000	1,127,560
		10,759,135
Total Municipal Bonds (cost $190,358,714)		203,329,300

Short-Term Investments – 0.44%
Variable Rate Demand Notes – 0.44%¤
New York City
Fiscal 2015 Subordinate Series F-5 0.10% 6/1/44
(SPA - Barclays Bank)	600,000	600,000
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Subordinate Series A-2 0.07% 6/15/44 (SPA - Mizuho
Bank)	300,000	300,000
Total Short-Term Investments (cost $900,000)		900,000
Total Value of Securities–99.44%
(cost $191,258,714)		$204,229,300

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $20,046,350, which represents 9.76% of the Fund's net assets. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
‡	Non-income producing security. Security is currently in default.

Schedules of investments
Delaware Tax-Free New York Fund

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
L.P. – Limited Partnership
LLC – Limited Liability Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 99.20%
Corporate Revenue Bonds – 6.05%
Allegheny County Industrial Development Authority
Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	$2,830,173
5.125% 5/1/30	750,000	879,405
Pennsylvania Commonwealth Financing Authority
Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	5,556,967
Pennsylvania Economic Development Financing Authority
(National Gypsum)
5.50% 11/1/44 (AMT)	4,000,000	4,181,840
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project)
5.375% 3/1/31 (AMT)	11,000,000	13,914,560
		27,362,945
Education Revenue Bonds – 10.84%
Allegheny County Higher Education Building Authority
Revenue
(Carnegie Mellon University)
Series A 5.00% 3/1/24	1,000,000	1,000,000
(Chatham University)
Series A 5.00% 9/1/30	1,500,000	1,516,995
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,636,965
Bucks County Industrial Development Authority Revenue
(School Lane Charter School Project)
Series A 5.125% 3/15/46	2,500,000	2,758,725
Chester County Industrial Development Authority
Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,280,512
Series A 5.00% 12/15/51	770,000	848,124
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,073,700
5.00% 10/1/39	1,250,000	1,338,313
5.00% 10/1/44	1,000,000	1,067,100
(Westtown School)
Series A 4.00% 1/1/52	2,250,000	2,488,365

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Erie Higher Education Building Authority Revenue
(Gannon University Project - AICUP Financing
Program)
Series TT1 4.00% 5/1/36	300,000	$331,107
Series TT1 4.00% 5/1/41	475,000	518,681
Series TT1 5.00% 5/1/47	475,000	557,750
Delaware County Authority Revenue
(Cabrini University)
5.00% 7/1/47	2,000,000	2,101,100
Huntingdon County General Authority Revenue
(AICUP Financing Program - Juniata College Project)
Series TT3 5.00% 10/1/51	2,500,000	2,866,125
Montgomery County Higher Education and Health
Authority
(Arcadia University)
5.75% 4/1/40	2,000,000	2,117,620
Montgomery County Industrial Development Authority
Revenue
(Germantown Academy Project)
Series A 4.00% 10/1/36	1,000,000	1,068,510
Series A 4.00% 10/1/46	1,550,000	1,695,622
Northeastern Pennsylvania Hospital and Education
Authority Revenue
(King's College Project)
5.00% 5/1/44	1,000,000	1,126,260
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University)
5.00% 5/1/41	1,000,000	1,153,940
Pennsylvania State University
Series A 5.00% 9/1/45	2,000,000	2,421,040
Series A 5.00% 9/1/47	2,730,000	3,272,751
Philadelphia Authority for Industrial Development
Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,762,725
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	200,000	202,158
Series A 5.75% 6/15/42	2,500,000	2,524,300
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,385,000	1,387,535
Series A 5.625% 6/15/42	3,000,000	3,004,530

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development
Revenue
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	$1,081,169
Series A-1 7.00% 6/15/43	1,535,000	1,625,028
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,201,560
		49,028,310
Electric Revenue Bonds – 3.25%
City of Philadelphia Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	2,000,000	2,241,840
Sixteenth Series B 4.00% 8/1/37 (AGM)	2,000,000	2,272,240
Sixteenth Series B 4.00% 8/1/38 (AGM)	4,250,000	4,819,373
Sixteenth Series B 4.00% 8/1/39 (AGM)	1,300,000	1,471,444
Puerto Rico Electric Power Authority
Series A 5.00% 7/1/42 ‡	1,110,000	1,144,687
Series A 5.05% 7/1/42 ‡	400,000	412,500
Series WW 5.25% 7/1/33 ‡	1,055,000	1,093,244
Series WW 5.50% 7/1/38 ‡	1,190,000	1,237,600
		14,692,928
Healthcare Revenue Bonds – 33.87%
Allegheny County Hospital Development Authority
Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,350,000	1,463,886
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/36	1,750,000	1,959,720
Series A 4.00% 7/15/37	1,500,000	1,676,505
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	451,429
5.00% 5/15/43	500,000	541,150
5.00% 5/15/48	1,000,000	1,078,770
Series A 5.00% 5/15/37	1,365,000	1,513,580
Series A 5.00% 5/15/42	500,000	550,090
Series A 5.00% 5/15/47	600,000	656,472
Series C 5.00% 5/15/42	1,000,000	1,073,500
Series C 5.00% 5/15/47	1,000,000	1,070,590

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bucks County Industrial Development Authority Revenue
(Saint Luke's University Health Network Project)
4.00% 8/15/44	2,400,000	$2,642,496
4.00% 8/15/50	1,400,000	1,532,118
Butler County Hospital Authority Revenue
(Butler Health System Project)
Series A 5.00% 7/1/39	1,625,000	1,779,668
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project)
Series A 4.00% 11/15/47	1,400,000	1,520,708
Chester County Health and Education Facilities Authority
(Main Line Health System)
Series A 4.00% 9/1/40	785,000	890,583
Series A 4.00% 9/1/50	2,750,000	3,072,547
Cumberland County Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.00% 1/1/45	3,000,000	3,216,990
(Diakon Lutheran Social Ministries)
5.00% 1/1/38	995,000	1,067,048
(Penn State Health)
4.00% 11/1/49	9,825,000	10,794,826
DuBois Hospital Authority
(Penn Highlands Healthcare)
4.00% 7/15/48	2,000,000	2,163,700
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,746,100
General Authority of Southcentral Pennsylvania Revenue
(WellSpan Health Obligated Group)
Series A 5.00% 6/1/39	5,000,000	6,029,900
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center)
Series A 6.00% 6/1/39	1,625,000	1,682,541
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	263,870
5.50% 7/1/45	1,000,000	1,051,050
(Landis Homes Retirement Community Project)
Series A 5.00% 7/1/45	2,000,000	2,106,960
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,146,190
5.00% 11/1/36	510,000	583,822

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lancaster County Hospital Authority Revenue
(Masonic Villages Project)
5.00% 11/1/37	250,000	$285,825
Lehigh County General Purpose Hospital Authority
Revenue
(Lehigh Valley Health Network)
Series A 4.00% 7/1/49	5,000,000	5,425,300
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,918,073
5.00% 7/1/41	1,000,000	1,118,160
Monroeville Finance Authority
(University of Pittsburgh Medical Center)
5.00% 2/15/25	1,000,000	1,101,390
Montgomery County Higher Education and Health
Authority
(Thomas Jefferson University)
5.00% 9/1/51	2,000,000	2,321,840
Series A 4.00% 9/1/49	2,500,000	2,701,425
Series B 4.00% 5/1/52	5,000,000	5,484,850
Series B 4.00% 5/1/56	7,500,000	8,137,800
Montgomery County Industrial Development Authority
Revenue
(Waverly Heights Project)
5.00% 12/1/44	500,000	558,370
5.00% 12/1/49	1,250,000	1,392,250
(Whitemarsh Continuing Care Retirement Community
Project)
4.00% 1/1/25	330,000	337,171
5.375% 1/1/50	4,000,000	4,188,120
Series A 5.375% 1/1/51	1,500,000	1,597,230
Moon Industrial Development Authority Revenue
(Baptist Homes Society)
6.125% 7/1/50	4,000,000	4,218,880
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	286,000
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	2,160,000

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Revenue
(University of Pittsburgh Medical Center)
Series A 5.00% 7/1/43	1,265,000	$1,325,973
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,469,150
Series A 5.25% 9/1/50	2,500,000	2,756,600
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	6,000,000	6,698,280
5.00% 8/15/49	5,000,000	5,975,550
Series A 4.00% 8/15/42	4,000,000	4,369,400
Series A 4.00% 8/15/43	2,000,000	2,236,560
Philadelphia Authority for Industrial Development
Revenue
(Children's Hospital of Philadelphia Project)
5.00% 7/1/34	5,000,000	5,844,700
Series A 5.00% 7/1/32	4,750,000	6,145,645
(Thomas Jefferson University)
Series A 5.00% 9/1/47	2,500,000	2,843,950
(Wesley Enhanced Living Obligated Group)
Series A 5.00% 7/1/49	2,500,000	2,596,900
Pocono Mountains Industrial Park Authority Revenue
(St. Luke's Hospital - Monroe Project)
Series A 5.00% 8/15/40	4,000,000	4,358,240
		153,180,441
Lease Revenue Bonds – 1.07%
Pennsylvania Economic Development Financing Authority
Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	555,285
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,432,675
5.00% 4/1/38	1,000,000	1,143,540
5.00% 4/1/39	1,500,000	1,713,750
		4,845,250

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 6.73%
Allegheny County
Series C-77 5.00% 11/1/43	4,535,000	$5,410,436
Chester County
4.00% 7/15/32	1,000,000	1,151,250
City of Philadelphia
5.00% 8/1/41	1,260,000	1,454,393
Series A 5.00% 8/1/37	1,750,000	2,028,757
Mechanicsburg Area School District
Series AA 4.00% 5/15/50	2,875,000	3,176,559
Montgomery County
Series A 5.00% 1/1/35	2,000,000	2,519,200
Series A 5.00% 1/1/37	4,705,000	5,908,304
Philadelphia School District
Series A 5.00% 9/1/34	1,090,000	1,349,158
Series F 5.00% 9/1/36	2,000,000	2,271,760
Series F 5.00% 9/1/37	1,500,000	1,701,045
Series F 5.00% 9/1/38	1,995,000	2,258,719
Punxsutawney Area School District
2.00% 10/15/28 (AGM)	325,000	328,439
2.00% 10/15/29 (AGM)	700,000	704,207
2.00% 10/15/30 (AGM)	190,000	190,716
		30,452,943
Pre-Refunded/Escrowed to Maturity Bonds – 5.90%
Allegheny County
Series C-70 5.00% 12/1/33-22 §	2,205,000	2,274,436
City of Philadelphia
Series A 5.25% 7/15/29-24 §	2,500,000	2,688,725
City of Pittsburgh
Series B 5.00% 9/1/26-22 §	3,000,000	3,064,620
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries)
5.00% 1/1/38-25 §	1,005,000	1,105,178
Delaware County Regional Water Quality Control
Authority
5.00% 5/1/32-23 §	2,000,000	2,094,380
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.25% 7/1/42-22 §	1,500,000	1,522,620

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22 §	1,740,000	$1,765,091
Series A 5.00% 7/1/41-22 §	1,500,000	1,521,630
(Philadelphia University)
5.00% 6/1/32-23 §	2,000,000	2,099,200
(University of the Arts)
5.20% 3/15/25 (AGC)	3,680,000	3,898,629
Philadelphia Authority for Industrial Development
Revenue
(New Foundations Charter School Project)
6.625% 12/15/41-22 §	1,000,000	1,044,940
Philadelphia School District
Series F 5.00% 9/1/38-26 §	5,000	5,777
Philadelphia Water & Wastewater Revenue
5.00% 11/1/28-22 §	880,000	904,534
Series A 5.00% 7/1/45-24 §	2,500,000	2,715,500
		26,705,260
Special Tax Revenue Bonds – 15.91%
Allentown Neighborhood Improvement Zone
Development Authority Revenue
(Forward Delivery)
5.00% 5/1/35	850,000	1,031,084
5.00% 5/1/36	850,000	1,025,755
5.00% 5/1/42	4,000,000	4,761,960
Chester County Industrial Development Authority Special
Obligation Revenue
(Woodlands at Greystone Project)
144A 5.125% 3/1/48 #	1,000,000	1,094,040
CPR Custodial Receipt
(Taxable)
Series 1 144A 0.649% 1/1/45 #	7,000,000	6,833,680
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	9,419,666	8,854,486
Northampton County Industrial Development Authority
(Route 33 Project)
7.00% 7/1/32	1,700,000	1,784,983
Pennsylvania Turnpike Commission Oil Franchise Tax
Revenue
Series A 5.00% 12/1/48	3,000,000	3,535,890

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Infrastructure Financing Authority Revenue
Series B 5.00% 7/1/16 ‡	10,000	$5,163
Series B 5.00% 7/1/20 ‡	500,000	258,125
Series B 5.00% 7/1/21 ‡	910,000	469,787
Series B 5.00% 7/1/24 ‡	420,000	217,875
Series B 5.00% 7/1/25 ‡	385,000	199,719
Series B 5.00% 7/1/27 ‡	550,000	285,312
Series B 5.00% 7/1/41 ‡	7,000,000	3,631,250
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	7,958,000	8,801,071
Series A-1 4.884% 7/1/51 ^	11,160,000	2,626,841
Series A-1 4.968% 7/1/46 ^	21,450,000	6,968,247
Series A-1 5.00% 7/1/58	10,000,000	11,214,500
Series A-2 4.329% 7/1/40	5,150,000	5,639,404
Series A-2 4.536% 7/1/53	1,000,000	1,093,650
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,500,000	1,607,850
		71,940,672
State General Obligation Bonds – 4.65%
Commonwealth of Pennsylvania
5.00% 9/15/26	3,340,000	3,858,635
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	890,000	892,225
Series A 5.00% 7/1/41 ‡	1,115,000	1,017,438
Series A 5.125% 7/1/37 ‡	8,195,000	7,641,837
Series A 5.25% 7/1/34 ‡	725,000	730,438
Series A 5.375% 7/1/33 ‡	600,000	599,244
Series A 6.00% 7/1/38 ‡	880,000	894,300
Series B 5.00% 7/1/35 ‡	1,555,000	1,560,831
Series B 5.75% 7/1/38 ‡	2,000,000	1,972,480
Series C 6.00% 7/1/39 ‡	1,880,000	1,870,600
		21,038,028
Transportation Revenue Bonds – 10.35%
Allegheny County Airport Authority Revenue
(Pittsburgh International Airport)
Series A 5.00% 1/1/56 (AMT)	4,500,000	5,230,755

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey)
5.00% 7/1/47	5,000,000	$5,761,950
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,583,825
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,110,700
Pennsylvania Economic Development Financing Authority
Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/34 (AMT)	2,115,000	2,332,718
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/23	2,450,000	2,610,818
Series A 5.00% 12/1/49	2,000,000	2,382,340
Series C 5.00% 12/1/44	5,000,000	5,432,900
Subordinate Series A 4.00% 12/1/50	1,000,000	1,098,050
Philadelphia Airport Revenue
5.00% 7/1/51 (AMT)	3,000,000	3,535,380
Series A 5.00% 7/1/47	3,750,000	4,310,288
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,369,120
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	902,944
5.00% 1/1/38 (AMT)	1,000,000	1,125,360
		46,787,148
Water & Sewer Revenue Bond – 0.58%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,640,845
		2,640,845
Total Municipal Bonds (cost $425,961,811)		448,674,770
Total Value of Securities–99.20%
(cost $425,961,811)		$448,674,770

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $10,373,720, which represents 2.29% of the Fund's net assets. See Note 7 in “Notes to financial statements.”

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	February 28, 2022 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Assets:
Investments, at value*	$89,822,465	$142,271,199	$249,348,322
Cash	504,390	36,971	—
Dividend and interest receivable	626,832	1,348,111	2,320,851
Receivable for fund shares sold	550,441	20,893	464,608
Other assets	617	958	1,742
Total Assets	91,504,745	143,678,132	252,135,523
Liabilities:
Due to custodian	—	—	524,710
Payable for securities purchased	1,085,491	260,000	1,034,790
Payable for fund shares redeemed	89,885	158,006	333,523
Investment management fees
payable to affiliates	20,861	38,496	72,880
Audit and tax fees payable	20,313	20,313	20,313
Accounting and administration
expenses payable to non-affiliates	18,025	20,143	25,150
Distribution fees payable to affiliates	13,537	18,199	35,857
Distribution payable	12,571	45,448	37,062
Dividend disbursing and transfer
agent fees and expenses payable
to non-affiliates	5,926	6,360	14,984
Reports and statements to
shareholders expenses payable to
non-affiliates	5,614	3,579	4,931
Other accrued expenses	5,366	10,249	15,914
Dividend disbursing and transfer
agent fees and expenses payable
to affiliates	623	975	1,737
Accounting and administration
expenses payable to affiliates	520	641	902
Legal fees payable to affiliates	283	361	1,104
Trustees’ fees and expenses
payable to affiliates	232	362	651
Reports and statements to
shareholders expenses payable to
affiliates	65	104	597
Total Liabilities	1,279,312	583,236	2,125,105
Total Net Assets	$90,225,433	$143,094,896	$250,010,418

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Net Assets Consist of:
Paid-in capital	$86,456,688	$137,247,461	$242,715,958
Total distributable earnings (loss)	3,768,745	5,847,435	7,294,460
Total Net Assets	$90,225,433	$143,094,896	$250,010,418

Net Asset Value

Class A:
Net assets	$64,799,117	$83,820,156	$159,553,243
Shares of beneficial interest
outstanding, unlimited authorization,
no par	5,606,377	6,912,333	14,133,478
Net asset value per share	$11.56	$12.13	$11.29
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$12.10	$12.70	$11.82

Class C:
Net assets	$1,421,554	$3,359,285	$6,554,886
Shares of beneficial interest
outstanding, unlimited authorization,
no par	122,681	276,472	579,194
Net asset value per share	$11.59	$12.15	$11.32

Institutional Class:
Net assets	$24,004,762	$55,915,455	$83,902,289
Shares of beneficial interest
outstanding, unlimited authorization,
no par	2,076,578	4,610,349	7,432,504
Net asset value per share	$11.56	$12.13	$11.29
____________________
*Investments, at cost	$86,331,879	$136,651,918	$240,527,814

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Assets:
Investments, at value*	$142,192,653	$204,229,300	$448,674,770
Cash	—	856,800	—
Dividend and interest receivable	1,572,526	1,932,163	4,203,121
Receivable for fund shares sold	449,689	158,719	1,243,767
Other assets	967	1,460	3,180
Total Assets	144,215,835	207,178,442	454,124,838
Liabilities:
Due to custodian	224,361	—	193,078
Payable for securities purchased	1,557,030	981,167	442,000
Payable for fund shares redeemed	517,726	595,651	794,129
Investment management fees
payable to affiliates	41,295	56,201	152,075
Audit and tax fees payable	20,313	20,313	20,313
Accounting and administration
expenses payable to non-affiliates	20,218	23,386	34,268
Distribution fees payable to affiliates	19,105	32,645	78,658
Other accrued expenses	13,551	21,955	23,394
Distribution payable	10,276	59,080	75,189
Dividend disbursing and transfer
agent fees and expenses payable
to non-affiliates	6,140	10,174	25,696
Reports and statements to
shareholders expenses payable to
non-affiliates	4,083	5,261	4,304
Dividend disbursing and transfer
agent fees and expenses payable
to affiliates	981	1,433	3,147
Accounting and administration
expenses payable to affiliates	643	798	1,386
Trustees’ fees and expenses
payable to affiliates	366	541	1,189
Legal fees payable to affiliates	363	470	858
Reports and statements to
shareholders expenses payable to
affiliates	103	149	327
Total Liabilities	2,436,554	1,809,224	1,850,011
Total Net Assets	$141,779,281	$205,369,218	$452,274,827

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Net Assets Consist of:
Paid-in capital	$142,367,701	$192,731,728	$428,952,443
Total distributable earnings (loss)	(588,420)	12,637,490	23,322,384
Total Net Assets	$141,779,281	$205,369,218	$452,274,827

Net Asset Value

Class A:
Net assets	$72,367,470	$150,963,950	$362,319,729
Shares of beneficial interest
outstanding, unlimited authorization,
no par	6,268,290	12,975,624	45,100,778
Net asset value per share	$11.55	$11.63	$8.03
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$12.09	$12.18	$8.41

Class C:
Net assets	$6,698,398	$4,441,511	$13,271,575
Shares of beneficial interest
outstanding, unlimited authorization,
no par	580,685	382,662	1,651,577
Net asset value per share	$11.54	$11.61	$8.04

Institutional Class:
Net assets	$62,713,413	$49,963,757	$76,683,523
Shares of beneficial interest
outstanding, unlimited authorization,
no par	5,431,068	4,295,776	9,552,267
Net asset value per share	$11.55	$11.63	$8.03
____________________
*Investments, at cost	$138,485,045	$191,258,714	$425,961,811

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended February 28, 2022 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$1,441,144	$2,396,842	$4,077,789
Dividends	—	—	61
	1,441,144	2,396,842	4,077,850

Expenses:
Management fees	223,488	377,097	688,471
Distribution expenses — Class A	81,939	103,787	203,541
Distribution expenses — Class C	7,165	18,396	33,580
Dividend disbursing and transfer
agent fees and expenses	30,200	37,577	74,600
Accounting and administration
expenses	26,973	31,068	40,709
Audit and tax fees	20,313	20,163	20,313
Registration fees	9,373	11,338	5,878
Reports and statements to
shareholders expenses	7,574	8,082	14,364
Legal fees	3,133	5,035	8,690
Custodian fees	1,488	2,007	3,686
Trustees’ fees and expenses	1,150	1,740	3,256
Other	11,532	13,889	16,305
	424,328	630,179	1,113,393
Less expenses waived	(71,528)	(117,450)	(162,835)
Less expenses paid indirectly	(10)	(31)	(31)
Total operating expenses	352,790	512,698	950,527
Net Investment Income	1,088,354	1,884,144	3,127,323
Net Realized and Unrealized Gain
(Loss):
Net realized gain on investments	234,158	163,042	158,050
Net change in unrealized
appreciation (depreciation) of
investments	(3,727,757)	(5,729,728)	(9,171,041)
Net Realized and Unrealized Loss	(3,493,599)	(5,566,686)	(9,012,991)
Net Decrease in Net Assets
Resulting from Operations	$(2,405,245)	$(3,682,542)	$(5,885,668)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Investment Income:
Interest	$2,142,877	$3,367,082	$7,317,287
Dividends	108	—	—
	2,142,985	3,367,082	7,317,287

Expenses:
Management fees	378,033	582,275	1,270,905
Distribution expenses — Class A	90,770	195,339	457,166
Distribution expenses — Class C	33,038	22,680	67,482
Dividend disbursing and transfer
agent fees and expenses	43,960	59,104	129,881
Accounting and administration
expenses	31,072	37,484	58,689
Audit and tax fees	20,313	20,313	20,313
Registration fees	5,421	12,510	9,622
Reports and statements to
shareholders expenses	8,093	14,244	27,302
Legal fees	4,496	7,644	16,269
Custodian fees	2,071	3,530	9,113
Trustees’ fees and expenses	1,782	2,724	6,102
Other	12,652	17,801	20,014
	631,701	975,648	2,092,858
Less expenses waived	(88,787)	(174,975)	(204,151)
Less expenses paid indirectly	(9)	(82)	(93)
Total operating expenses	542,905	800,591	1,888,614
Net Investment Income	1,600,080	2,566,491	5,428,673
Net Realized and Unrealized Gain
(Loss):
Net realized gain on investments	168,170	80,881	816,404
Net change in unrealized
appreciation (depreciation) of
investments	(4,506,095)	(7,654,229)	(16,599,436)
Net Realized and Unrealized Loss	(4,337,925)	(7,573,348)	(15,783,032)
Net Decrease in Net Assets
Resulting from Operations	$(2,737,845)	$(5,006,857)	$(10,354,359)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,088,354	$2,237,879
Net realized gain	234,158	682,993
Net change in unrealized appreciation (depreciation)	(3,727,757)	3,130,355
Net increase (decrease) in net assets resulting from
operations	(2,405,245)	6,051,227

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,190,601)	(1,730,876)
Class C	(20,364)	(38,579)
Institutional Class	(431,845)	(522,100)
	(1,642,810)	(2,291,555)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,440,661	6,099,220
Class C	123,852	276,688
Institutional Class	5,182,335	8,718,668
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,092,826	1,537,728
Class C	19,343	37,027
Institutional Class	421,564	506,851
	9,280,581	17,176,182

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,497,154)	$(5,997,493)
Class C	(185,087)	(1,441,218)
Institutional Class	(2,708,543)	(2,932,869)
	(5,390,784)	(10,371,580)
Increase in net assets derived from capital share
transactions	3,889,797	6,804,602
Net Increase (Decrease) in Net Assets	(158,258)	10,564,274

Net Assets:
Beginning of period	90,383,691	79,819,417
End of period	$90,225,433	$90,383,691

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,884,144	$3,475,864
Net realized gain	163,042	538,129
Net change in unrealized appreciation (depreciation)	(5,729,728)	3,306,320
Net increase (decrease) in net assets resulting from
operations	(3,682,542)	7,320,313

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,248,625)	(2,115,156)
Class C	(41,561)	(112,952)
Institutional Class	(817,626)	(1,216,639)
	(2,107,812)	(3,444,747)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,868,871	12,832,211
Class C	230,236	629,708
Institutional Class	17,160,919	16,266,239
Net assets from merger:[1]
Class A	—	34,679,243
Institutional Class	—	1,655,513
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,139,330	1,912,654
Class C	39,858	110,017
Institutional Class	614,623	853,026
	26,053,837	68,938,611

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,807,484)	$(9,752,132)
Class C	(604,228)	(3,919,733)
Institutional Class	(5,654,439)	(8,230,770)
	(13,066,151)	(21,902,635)
Increase in net assets derived from capital share
transactions	12,987,686	47,035,976
Net Increase in Net Assets	7,197,332	50,911,542

Net Assets:
Beginning of period	135,897,564	84,986,022
End of period	$143,094,896	$135,897,564

[1]	See Note 5 in the "Notes to financial statements."

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,127,323	$6,007,335
Net realized gain	158,050	297,584
Net change in unrealized appreciation (depreciation)	(9,171,041)	6,384,297
Net increase (decrease) in net assets resulting from
operations	(5,885,668)	12,689,216

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,988,880)	(4,143,610)
Class C	(56,761)	(129,827)
Institutional Class	(1,087,235)	(1,718,272)
	(3,132,876)	(5,991,709)
Capital Share Transactions:
Proceeds from shares sold:
Class A	5,383,689	12,168,978
Class C	460,503	897,711
Institutional Class	18,191,438	30,007,649
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,803,225	3,824,323
Class C	55,980	130,352
Institutional Class	1,029,102	1,584,582
	26,923,937	48,613,595

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,068,755)	$(19,435,502)
Class C	(477,237)	(2,612,192)
Institutional Class	(8,456,930)	(9,172,538)
	(15,002,922)	(31,220,232)
Increase in net assets derived from capital share
transactions	11,921,015	17,393,363
Net Increase in Net Assets	2,902,471	24,090,870

Net Assets:
Beginning of period	247,107,947	223,017,077
End of period	$250,010,418	$247,107,947

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,600,080	$2,962,255
Net realized gain	168,170	417,531
Net change in unrealized appreciation (depreciation)	(4,506,095)	3,296,257
Net increase (decrease) in net assets resulting from
operations	(2,737,845)	6,676,043

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(821,162)	(1,641,809)
Class C	(49,916)	(135,399)
Institutional Class	(728,633)	(1,164,232)
	(1,599,711)	(2,941,440)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,721,082	11,579,114
Class C	886,595	1,980,826
Institutional Class	17,980,696	18,581,380
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	782,856	1,564,179
Class C	48,286	134,242
Institutional Class	686,096	1,022,029
	26,105,611	34,861,770

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,230,473)	$(4,580,947)
Class C	(479,847)	(4,746,986)
Institutional Class	(5,201,208)	(5,888,406)
	(8,911,528)	(15,216,339)
Increase in net assets derived from capital share
transactions	17,194,083	19,645,431
Net Increase in Net Assets	12,856,527	23,380,034

Net Assets:
Beginning of period	128,922,754	105,542,720
End of period	$141,779,281	$128,922,754

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,566,491	$4,511,334
Net realized gain	80,881	272,033
Net change in unrealized appreciation (depreciation)	(7,654,229)	5,957,639
Net increase (decrease) in net assets resulting from
operations	(5,006,857)	10,741,006

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,893,350)	(3,347,685)
Class C	(37,952)	(128,393)
Institutional Class	(682,574)	(1,363,462)
	(2,613,876)	(4,839,540)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,886,520	7,493,592
Class C	324,676	398,690
Institutional Class	8,915,736	14,181,292

Net assets from merger:[1]
Class A	—	119,588,826
Institutional Class	—	2,252,578

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,563,160	2,783,113
Class C	26,337	87,874
Institutional Class	634,473	1,239,511
	14,350,902	148,025,476

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,460,407)	$(15,016,082)
Class C	(464,632)	(3,001,127)
Institutional Class	(8,746,197)	(6,544,242)
	(18,671,236)	(24,561,451)
Increase (decrease) in net assets derived from capital
share transactions	(4,320,334)	123,464,025
Net Increase (Decrease) in Net Assets	(11,941,067)	129,365,491

Net Assets:
Beginning of period	217,310,285	87,944,794
End of period	$205,369,218	$217,310,285

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,428,673	$12,945,782
Net realized gain	816,404	3,678,994
Net change in unrealized appreciation (depreciation)	(16,599,436)	14,018,485
Net increase (decrease) in net assets resulting from
operations	(10,354,359)	30,643,261

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,580,615)	(12,542,265)
Class C	(149,682)	(434,719)
Institutional Class	(1,227,779)	(2,305,167)
	(6,958,076)	(15,282,151)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,013,189	34,561,794
Class C	1,139,086	1,969,889
Institutional Class	10,886,700	20,875,991

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	5,037,767	11,233,439
Class C	146,455	422,283
Institutional Class	1,177,187	2,035,086
	36,400,384	71,098,482

	Six months
	ended
	2/28/22	Year ended
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(31,700,752)	$(37,976,217)
Class C	(1,545,994)	(7,917,147)
Institutional Class	(4,854,875)	(8,685,397)
	(38,101,621)	(54,578,761)
Increase (decrease) in net assets derived from capital
share transactions	(1,701,237)	16,519,721
Net Increase (Decrease) in Net Assets	(19,013,672)	31,880,831

Net Assets:
Beginning of period	471,288,499	439,407,668
End of period	$452,274,827	$471,288,499

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.09	$11.55	$11.70	$11.24	$11.48	$11.83

0.14	0.31	0.33	0.37	0.36	0.37
(0.45)	0.55	(0.13)	0.46	(0.24)	(0.35)
(0.31)	0.86	0.20	0.83	0.12	0.02

(0.14)	(0.31)	(0.35)	(0.37)	(0.36)	(0.37)
(0.08)	(0.01)	—	—	—	—
(0.22)	(0.32)	(0.35)	(0.37)	(0.36)	(0.37)

$11.56	$12.09	$11.55	$11.70	$11.24	$11.48

(2.64% )	7.51%	1.79%	7.51%	1.11%	0.24%

$64,799	$66,710	$62,186	$62,033	$63,327	$66,839
0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
1.00%	1.00%	1.01%	1.02%	1.00%	0.97%
2.38%	2.60%	2.87%	3.29%	3.23%	3.25%
2.22%	2.44%	2.70%	3.11%	3.07%	3.12%
5%	19%	36%	31%	6%	9%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.12	$11.58	$11.73	$11.27	$11.51	$11.87

0.10	0.22	0.24	0.28	0.28	0.29
(0.45)	0.55	(0.12)	0.46	(0.24)	(0.37)
(0.35)	0.77	0.12	0.74	0.04	(0.08)

(0.10)	(0.22)	(0.27)	(0.28)	(0.28)	(0.28)
(0.08)	(0.01)	—	—	—	—
(0.18)	(0.23)	(0.27)	(0.28)	(0.28)	(0.28)

$11.59	$12.12	$11.58	$11.73	$11.27	$11.51

(2.99% )	6.70%	1.03%	6.70%	0.36%	(0.59% )

$1,421	$1,527	$2,561	$3,100	$3,122	$5,215
1.59%	1.59%	1.59%	1.59%	1.59%	1.59%
1.75%	1.75%	1.76%	1.77%	1.75%	1.72%
1.63%	1.85%	2.12%	2.54%	2.48%	2.50%
1.47%	1.69%	1.95%	2.36%	2.32%	2.37%
5%	19%	36%	31%	6%	9%

Financial highlights
Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.09	$11.55	$11.70	$11.24	$11.48	$11.84

0.16	0.34	0.36	0.39	0.39	0.40
(0.45)	0.55	(0.13)	0.46	(0.24)	(0.36)
(0.29)	0.89	0.23	0.85	0.15	0.04

(0.16)	(0.34)	(0.38)	(0.39)	(0.39)	(0.40)
(0.08)	(0.01)	—	—	—	—
(0.24)	(0.35)	(0.38)	(0.39)	(0.39)	(0.40)

$11.56	$12.09	$11.55	$11.70	$11.24	$11.48

(2.52% )	7.78%	2.05%	7.78%	1.36%	0.40%

$24,005	$22,147	$15,072	$14,136	$10,097	$7,080
0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
0.75%	0.75%	0.76%	0.77%	0.75%	0.72%
2.63%	2.85%	3.12%	3.54%	3.48%	3.50%
2.47%	2.69%	2.95%	3.36%	3.32%	3.37%
5%	19%	36%	31%	6%	9%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.64	$12.18	$12.49	$11.98	$12.26	$12.60

0.17	0.37	0.38	0.40	0.40	0.41
(0.49)	0.46	(0.20)	0.53	(0.28)	(0.34)
(0.32)	0.83	0.18	0.93	0.12	0.07

(0.17)	(0.37)	(0.38)	(0.40)	(0.40)	(0.41)
(0.02)	—	(0.11)	(0.02)	—	—
(0.19)	(0.37)	(0.49)	(0.42)	(0.40)	(0.41)

$12.13	$12.64	$12.18	$12.49	$11.98	$12.26

(2.59% )	6.88%	1.59%	7.99%	1.00%	0.63%

$83,820	$86,059	$44,059	$42,203	$53,171	$54,076
0.82%	0.86%	0.82%	0.82%	0.82%	0.82%
0.99%	1.06%	1.03%	1.03%	1.02%	1.01%
2.68%	2.95%	3.17%	3.36%	3.30%	3.36%
2.51%	2.75%	2.96%	3.15%	3.10%	3.17%
8%	14%	36%	32%	16%	27%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.66	$12.21	$12.52	$12.00	$12.28	$12.62

0.12	0.27	0.29	0.32	0.31	0.32
(0.49)	0.45	(0.20)	0.54	(0.28)	(0.34)
(0.37)	0.72	0.09	0.86	0.03	(0.02)

(0.12)	(0.27)	(0.29)	(0.32)	(0.31)	(0.32)
(0.02)	—	(0.11)	(0.02)	—	—
(0.14)	(0.27)	(0.40)	(0.34)	(0.31)	(0.32)

$12.15	$12.66	$12.21	$12.52	$12.00	$12.28

(2.95% )	5.99%	0.83%	7.26%	0.25%	(0.12% )

$3,359	$3,843	$6,829	$11,551	$13,015	$16,473
1.57%	1.61%	1.57%	1.57%	1.57%	1.57%
1.74%	1.81%	1.78%	1.78%	1.77%	1.76%
1.93%	2.20%	2.42%	2.61%	2.55%	2.61%
1.76%	2.00%	2.21%	2.40%	2.35%	2.42%
8%	14%	36%	32%	16%	27%

Financial highlights
Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.64	$12.18	$12.49	$11.98	$12.26	$12.60

0.18	0.40	0.41	0.43	0.43	0.44
(0.49)	0.46	(0.20)	0.53	(0.28)	(0.34)
(0.31)	0.86	0.21	0.96	0.15	0.10

(0.18)	(0.40)	(0.41)	(0.43)	(0.43)	(0.44)
(0.02)	—	(0.11)	(0.02)	—	—
(0.20)	(0.40)	(0.52)	(0.45)	(0.43)	(0.44)

$12.13	$12.64	$12.18	$12.49	$11.98	$12.26

(2.47% )	7.14%	1.84%	8.25%	1.26%	0.89%

$55,916	$45,996	$34,098	$44,646	$32,953	$28,209
0.57%	0.61%	0.57%	0.57%	0.57%	0.57%
0.74%	0.81%	0.78%	0.78%	0.77%	0.76%
2.93%	3.20%	3.42%	3.61%	3.55%	3.61%
2.76%	3.00%	3.21%	3.40%	3.35%	3.42%
8%	14%	36%	32%	16%	27%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.70	$11.36	$11.48	$11.04	$11.28	$11.65

0.14	0.29	0.33	0.37	0.37	0.39
(0.41)	0.34	(0.12)	0.44	(0.24)	(0.37)
(0.27)	0.63	0.21	0.81	0.13	0.02

(0.14)	(0.29)	(0.33)	(0.37)	(0.37)	(0.39)
(0.14)	(0.29)	(0.33)	(0.37)	(0.37)	(0.39)

$11.29	$11.70	$11.36	$11.48	$11.04	$11.28

(2.33% )	5.64%	1.88%	7.48%	1.22%	0.26%

$159,553	$164,258	$162,955	$167,136	$164,087	$165,554
0.82%	0.83%	0.84%	0.84%	0.84%	0.84%
0.95%	0.96%	0.96%	0.97%	0.97%	0.96%
2.44%	2.54%	2.91%	3.31%	3.36%	3.48%
2.31%	2.41%	2.79%	3.18%	3.23%	3.36%
7%	10%	18%	16%	6%	17%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.73	$11.39	$11.51	$11.07	$11.31	$11.68

0.10	0.21	0.24	0.29	0.29	0.31
(0.41)	0.34	(0.12)	0.44	(0.24)	(0.37)
(0.31)	0.55	0.12	0.73	0.05	(0.06)

(0.10)	(0.21)	(0.24)	(0.29)	(0.29)	(0.31)
(0.10)	(0.21)	(0.24)	(0.29)	(0.29)	(0.31)

$11.32	$11.73	$11.39	$11.51	$11.07	$11.31

(2.68% )	4.85%	1.12%	6.67%	0.47%	(0.48% )

$6,555	$6,758	$8,121	$10,364	$10,923	$15,975
1.57%	1.58%	1.59%	1.59%	1.59%	1.59%
1.70%	1.71%	1.71%	1.72%	1.72%	1.71%
1.69%	1.79%	2.16%	2.56%	2.61%	2.73%
1.56%	1.66%	2.04%	2.43%	2.48%	2.61%
7%	10%	18%	16%	6%	17%

Financial highlights
Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.70	$11.36	$11.48	$11.04	$11.28	$11.65

0.15	0.32	0.36	0.40	0.40	0.42
(0.41)	0.34	(0.12)	0.44	(0.24)	(0.37)
(0.26)	0.66	0.24	0.84	0.16	0.05

(0.15)	(0.32)	(0.36)	(0.40)	(0.40)	(0.42)
(0.15)	(0.32)	(0.36)	(0.40)	(0.40)	(0.42)

$11.29	$11.70	$11.36	$11.48	$11.04	$11.28

(2.20% )	5.91%	2.14%	7.74%	1.47%	0.51%

$83,902	$76,092	$51,941	$42,317	$27,433	$19,788
0.57%	0.58%	0.59%	0.59%	0.59%	0.59%
0.70%	0.71%	0.71%	0.72%	0.72%	0.71%
2.69%	2.79%	3.16%	3.56%	3.61%	3.73%
2.56%	2.66%	3.04%	3.43%	3.48%	3.61%
7%	10%	18%	16%	6%	17%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.91	$11.52	$11.65	$11.21	$11.49	$11.79

0.13	0.30	0.33	0.35	0.34	0.35
(0.36)	0.39	(0.13)	0.44	(0.28)	(0.30)
(0.23)	0.69	0.20	0.79	0.06	0.05

(0.13)	(0.30)	(0.33)	(0.35)	(0.34)	(0.35)
(0.13)	(0.30)	(0.33)	(0.35)	(0.34)	(0.35)

$11.55	$11.91	$11.52	$11.65	$11.21	$11.49

(2.01% )	6.03%	1.77%	7.19%	0.56%	0.47%

$72,368	$71,345	$60,667	$55,480	$59,425	$67,907
0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
0.99%	1.01%	1.02%	1.03%	1.01%	1.00%
2.26%	2.53%	2.87%	3.11%	3.04%	3.03%
2.13%	2.38%	2.71%	2.94%	2.89%	2.89%
7%	17%	22%	14%	11%	10%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.90	$11.51	$11.64	$11.20	$11.48	$11.78

0.09	0.21	0.24	0.27	0.26	0.26
(0.36)	0.39	(0.13)	0.44	(0.28)	(0.30)
(0.27)	0.60	0.11	0.71	(0.02)	(0.04)

(0.09)	(0.21)	(0.24)	(0.27)	(0.26)	(0.26)
(0.09)	(0.21)	(0.24)	(0.27)	(0.26)	(0.26)

$11.54	$11.90	$11.51	$11.64	$11.20	$11.48

(2.29% )	5.24%	1.00%	6.40%	(0.19% )	(0.29% )

$6,698	$6,453	$8,819	$12,875	$17,597	$29,375
1.61%	1.61%	1.61%	1.61%	1.61%	1.61%
1.74%	1.76%	1.77%	1.78%	1.76%	1.75%
1.51%	1.78%	2.12%	2.36%	2.29%	2.28%
1.38%	1.63%	1.96%	2.19%	2.14%	2.14%
7%	17%	22%	14%	11%	10%

Financial highlights
Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.91	$11.52	$11.65	$11.21	$11.49	$11.79

0.15	0.33	0.36	0.38	0.37	0.37
(0.36)	0.39	(0.13)	0.44	(0.28)	(0.29)
(0.21)	0.72	0.23	0.82	0.09	0.08

(0.15)	(0.33)	(0.36)	(0.38)	(0.37)	(0.38)
(0.15)	(0.33)	(0.36)	(0.38)	(0.37)	(0.38)

$11.55	$11.91	$11.52	$11.65	$11.21	$11.49

(1.80% )	6.29%	2.02%	7.46%	0.82%	0.71%

$62,713	$51,125	$36,057	$35,157	$21,310	$12,090
0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
0.74%	0.76%	0.77%	0.78%	0.76%	0.75%
2.51%	2.78%	3.12%	3.36%	3.29%	3.28%
2.38%	2.63%	2.96%	3.19%	3.14%	3.14%
7%	17%	22%	14%	11%	10%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.06	$11.66	$11.86	$11.33	$11.62	$11.98

0.14	0.29	0.33	0.36	0.36	0.35
(0.43)	0.45	(0.14)	0.53	(0.29)	(0.35)
(0.29)	0.74	0.19	0.89	0.07	— [3]

(0.14)	(0.29)	(0.33)	(0.36)	(0.36)	(0.36)
—	(0.05)	(0.06)	—	—	—
(0.14)	(0.34)	(0.39)	(0.36)	(0.36)	(0.36)

$11.63	$12.06	$11.66	$11.86	$11.33	$11.62

(2.40% )	6.46%	1.68%	8.00%	0.60%	0.05%

$150,964	$161,593	$42,514	$36,058	$38,139	$40,647
0.80%	0.83%	0.80%	0.80%	0.80%	0.80%
0.97%	1.01%	1.05%	1.07%	1.08%	1.03%
2.38%	2.47%	2.86%	3.12%	3.10%	3.04%
2.21%	2.29%	2.61%	2.85%	2.82%	2.81%
9%	13%	31%	21%	10%	14%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.03	$11.63	$11.83	$11.30	$11.59	$11.95

0.10	0.21	0.24	0.27	0.27	0.26
(0.42)	0.45	(0.14)	0.53	(0.29)	(0.35)
(0.32)	0.66	0.10	0.80	(0.02)	(0.09)

(0.10)	(0.21)	(0.24)	(0.27)	(0.27)	(0.27)
—	(0.05)	(0.06)	—	—	—
(0.10)	(0.26)	(0.30)	(0.27)	(0.27)	(0.27)

$11.61	$12.03	$11.63	$11.83	$11.30	$11.59

(2.68% )	5.68%	0.92%	7.20%	(0.16% )	(0.71% )

$4,441	$4,720	$7,037	$13,459	$14,941	$17,073
1.55%	1.58%	1.55%	1.55%	1.55%	1.55%
1.72%	1.76%	1.80%	1.82%	1.83%	1.78%
1.63%	1.72%	2.11%	2.37%	2.35%	2.29%
1.46%	1.54%	1.86%	2.10%	2.07%	2.06%
9%	13%	31%	21%	10%	14%

Financial highlights
Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.06	$11.66	$11.85	$11.33	$11.61	$11.97

0.16	0.32	0.36	0.38	0.39	0.38
(0.43)	0.45	(0.13)	0.52	(0.28)	(0.35)
(0.27)	0.77	0.23	0.90	0.11	0.03

(0.16)	(0.32)	(0.36)	(0.38)	(0.39)	(0.39)
—	(0.05)	(0.06)	—	—	—
(0.16)	(0.37)	(0.42)	(0.38)	(0.39)	(0.39)

$11.63	$12.06	$11.66	$11.85	$11.33	$11.61

(2.27% )	6.73%	2.03%	8.17%	0.93%	0.29%

$49,964	$50,997	$38,394	$39,363	$32,981	$32,192
0.55%	0.58%	0.55%	0.55%	0.55%	0.55%
0.72%	0.76%	0.80%	0.82%	0.83%	0.78%
2.63%	2.72%	3.11%	3.37%	3.35%	3.29%
2.46%	2.54%	2.86%	3.10%	3.07%	3.06%
9%	13%	31%	21%	10%	14%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$8.34	$8.06	$8.25	$7.93	$8.14	$8.39

0.10	0.23	0.25	0.28	0.28	0.28
(0.28)	0.32	(0.11)	0.32	(0.20)	(0.25)
(0.18)	0.55	0.14	0.60	0.08	0.03

(0.10)	(0.23)	(0.25)	(0.28)	(0.28)	(0.28)
(0.03)	(0.04)	(0.08)	—	(0.01)	—
(0.13)	(0.27)	(0.33)	(0.28)	(0.29)	(0.28)

$8.03	$8.34	$8.06	$8.25	$7.93	$8.14

(2.27% )	7.04%	1.72%	7.72%	0.93%	0.48%

$362,320	$384,915	$364,480	$376,965	$378,038	$399,001
0.84%	0.83%	0.83%	0.85%	0.88%	0.88%
0.93%	0.92%	0.92%	0.93%	0.93%	0.94%
2.33%	2.86%	3.09%	3.49%	3.48%	3.51%
2.24%	2.77%	3.00%	3.41%	3.43%	3.45%
13%	32%	40%	23%	19%	15%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$8.34	$8.06	$8.25	$7.93	$8.14	$8.39

0.06	0.17	0.19	0.22	0.22	0.22
(0.27)	0.32	(0.11)	0.32	(0.20)	(0.25)
(0.21)	0.49	0.08	0.54	0.02	(0.03)

(0.06)	(0.17)	(0.19)	(0.22)	(0.22)	(0.22)
(0.03)	(0.04)	(0.08)	—	(0.01)	—
(0.09)	(0.21)	(0.27)	(0.22)	(0.23)	(0.22)

$8.04	$8.34	$8.06	$8.25	$7.93	$8.14

(2.52% )	6.24%	0.95%	6.91%	0.16%	(0.27% )

$13,272	$14,040	$19,009	$25,065	$26,376	$33,298
1.59%	1.59%	1.59%	1.61%	1.64%	1.64%
1.68%	1.68%	1.68%	1.69%	1.69%	1.70%
1.58%	2.10%	2.33%	2.73%	2.72%	2.75%
1.49%	2.01%	2.24%	2.65%	2.67%	2.69%
13%	32%	40%	23%	19%	15%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$8.33	$8.05	$8.25	$7.92	$8.13	$8.38

0.10	0.25	0.27	0.30	0.30	0.30
(0.27)	0.32	(0.12)	0.33	(0.20)	(0.25)
(0.17)	0.57	0.15	0.63	0.10	0.05

(0.10)	(0.25)	(0.27)	(0.30)	(0.30)	(0.30)
(0.03)	(0.04)	(0.08)	—	(0.01)	—
(0.13)	(0.29)	(0.35)	(0.30)	(0.31)	(0.30)

$8.03	$8.33	$8.05	$8.25	$7.92	$8.13

(2.04% )	7.31%	1.84%	8.12%	1.16%	0.73%

$76,683	$72,333	$55,919	$47,241	$41,427	$33,373
0.59%	0.59%	0.59%	0.61%	0.64%	0.64%
0.68%	0.68%	0.68%	0.69%	0.69%	0.70%
2.58%	3.10%	3.33%	3.73%	3.72%	3.75%
2.49%	3.01%	3.24%	3.65%	3.67%	3.69%
13%	32%	40%	23%	19%	15%

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds	February 28, 2022 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund prior to December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund on or after December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund's tax positions taken or expected to be taken on each Fund's federal income tax returns through the six months ended February 28, 2022, and for all open tax years (years ended August 31, 2019–August 31, 2021), and has concluded that no provision for federal income tax is required in each Fund's financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds)

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

1. Significant Accounting Policies (continued) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended February 28, 2022 for each Fund.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2022, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free Arizona Fund	$10
Delaware Tax-Free California Fund	31
Delaware Tax-Free Colorado Fund	31
Delaware Tax-Free Idaho Fund	9
Delaware Tax-Free New York Fund	82
Delaware Tax-Free Pennsylvania Fund	93

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware		Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Delaware	Tax-Free	Tax-Free
	Arizona	California	Colorado	Tax-Free	New York	Pennsylvania
	Fund	Fund	Fund	Idaho Fund	Fund	Fund
On the first $500 million	0.5000%	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.4750%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2021 through February 28, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Operating expense
limitation as
a percentage
of average
daily net assets
Fund	(per annum)
Delaware Tax-Free Arizona Fund	0.59%
Delaware Tax-Free California Fund	0.57%
Delaware Tax-Free Colorado Fund	0.57%
Delaware Tax-Free Idaho Fund	0.61%
Delaware Tax-Free New York Fund	0.55%
Delaware Tax-Free Pennsylvania Fund	0.59%

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$3,646
Delaware Tax-Free California Fund	4,624
Delaware Tax-Free Colorado Fund	6,809
Delaware Tax-Free Idaho Fund	4,626
Delaware Tax-Free New York Fund	6,075
Delaware Tax-Free
Pennsylvania Fund	10,879

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$3,851
Delaware Tax-Free California Fund	5,905
Delaware Tax-Free Colorado Fund	10,818
Delaware Tax-Free Idaho Fund	5,906
Delaware Tax-Free New York Fund	9,176
Delaware Tax-Free Pennsylvania Fund	19,985

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the

“Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2022, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$1,996
Delaware Tax-Free California Fund	3,003
Delaware Tax-Free Colorado Fund	5,486
Delaware Tax-Free Idaho Fund	2,925
Delaware Tax-Free New York Fund	4,780
Delaware Tax-Free
Pennsylvania Fund	10,403

For the six months ended February 28, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free Arizona Fund	$880
Delaware Tax-Free California Fund	1,395
Delaware Tax-Free Colorado Fund	752
Delaware Tax-Free Idaho Fund	5,602
Delaware Tax-Free New York Fund	2,446
Delaware Tax-Free Pennsylvania Fund	5,667

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended February 28, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free California Fund	$67	$—
Delaware Tax-Free Colorado Fund	3,642	37
Delaware Tax-Free New York Fund	568	—
Delaware Tax-Free Pennsylvania Fund	7,711	617

Delaware Tax-Free Arizona Fund and Delaware Tax-Free Idaho Fund did not receive gross commissions on redemptions of each Fund's Class A and Class C shares.

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2022, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended February 28, 2022, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Arizona
Fund	$3,023,619	$3,145,604	$87,613
Delaware Tax-Free California
Fund	11,275,431	5,919,130	(19,495)
Delaware Tax-Free Colorado
Fund	2,875,147	3,230,042	—
Delaware Tax-Free Idaho Fund	1,410,167	425,000	—
Delaware Tax-Free New York
Fund	3,050,051	10,525,411	95,529
Delaware Tax-Free
Pennsylvania Fund	9,560,811	8,403,741	369,847

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
____________________
*	The aggregate contractual waiver period covering this report is from December 29, 2020 through December 29, 2022.

3. Investments

For the six months ended February 28, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Arizona Fund	$6,393,126	$4,603,769
Delaware Tax-Free California Fund	17,955,994	10,388,217
Delaware Tax-Free Colorado Fund	29,854,704	17,504,986
Delaware Tax-Free Idaho Fund	25,427,622	9,621,903
Delaware Tax-Free New York Fund	17,696,128	26,916,825
Delaware Tax-Free Pennsylvania Fund	59,792,745	68,958,474

At February 28, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2022, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
Fund	investments	of investments	of investments	of investments
Delaware Tax-Free
Arizona Fund	$86,293,148	$4,584,035	$(1,054,718)	$3,529,317
Delaware Tax-Free
California Fund	136,591,642	7,263,974	(1,584,417)	5,679,557
Delaware Tax-Free
Colorado Fund	240,502,559	10,481,054	(1,635,291)	8,845,763
Delaware Tax-Free
Idaho Fund	138,419,323	5,940,987	(2,167,657)	3,773,330
Delaware Tax-Free
New York Fund	191,214,807	13,882,188	(867,695)	13,014,493
Delaware Tax-Free
Pennsylvania
Fund	425,961,811	28,942,173	(6,229,214)	22,712,959

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

At August 31, 2021, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free
Colorado Fund	$2,013,448	$—	$2,013,448
Delaware Tax-Free
Idaho Fund	2,289,541	2,213,776	4,503,317
Delaware Tax-Free
New York Fund	467,227	—	467,227

At August 31, 2021, there were no capital loss carryforwards for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, and Delaware Tax-Free Pennsylvania Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2022:

Delaware Tax-Free Arizona Fund
Level 2
Securities
Assets:
Municipal Bonds	$87,707,465
Short-Term Investments	2,115,000
Total Value of Securities	$89,822,465

Delaware Tax-Free California Fund
Level 2
Securities
Assets:
Municipal Bonds	$139,971,199
Short-Term Investments	2,300,000
Total Value of Securities	$142,271,199

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$245,287,603	$245,287,603
Short-Term Investments[1]	880,719	3,180,000	4,060,719
Total Value of Securities	$880,719	$248,467,603	$249,348,322

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$139,928,966	$139,928,966
Short-Term Investments[1]	1,838,687	425,000	2,263,687
Total Value of Securities	$1,838,687	$140,353,966	$142,192,653

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

Delaware Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$203,329,300
Short-Term Investments	900,000
Total Value of Securities	$204,229,300

Delaware Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$448,674,770

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Delaware Tax-Free
	Colorado Fund
	Level 1	Level 2	Total
Short-Term Investments	21.69%	78.31%	100.00%

	Delaware Tax-Free
	Idaho Fund
	Level 1	Level 2	Total
Short-Term Investments	81.23%	18.77%	100.00%

During the six months ended February 28, 2022, there were no transfers into or out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund's net assets. During the six months ended February 28, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/22	8/31/21	2/28/22	8/31/21	2/28/22	8/31/21
Shares sold:
Class A	204,979	513,124	558,052	1,023,677	464,865	1,050,651
Class C	10,452	23,292	18,525	50,194	39,597	77,408
Institutional Class	437,477	733,558	1,378,393	1,301,732	1,573,104	2,586,555

Shares from merger:[1]
Class A	—	—	—	2,796,713	—	—
Institutional Class	—	—	—	133,509	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	92,099	129,794	91,753	153,210	156,542	331,105
Class C	1,625	3,131	3,201	8,850	4,848	11,269
Institutional Class	35,546	42,741	49,519	68,426	89,362	137,029
	782,178	1,445,640	2,099,443	5,536,311	2,328,318	4,194,017

Shares redeemed:
Class A	(210,297)	(505,741)	(546,954)	(780,314)	(525,086)	(1,684,720)
Class C	(15,461)	(121,492)	(48,748)	(315,080)	(41,327)	(225,450)
Institutional Class	(228,609)	(248,526)	(456,305)	(663,751)	(732,966)	(791,630)
	(454,367)	(875,759)	(1,052,007)	(1,759,145)	(1,299,379)	(2,701,800)
Net increase	327,811	569,881	1,047,436	3,777,166	1,028,939	1,492,217

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

4. Capital Shares (continued)

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund		Pennsylvania Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/22	8/31/21	2/28/22	8/31/21	2/28/22	8/31/21
Shares sold:
Class A	484,126	981,935	241,253	627,672	2,193,882	4,204,401
Class C	74,997	169,886	27,167	33,490	138,638	240,336
Institutional Class	1,522,304	1,578,301	749,546	1,191,983	1,319,789	2,547,206

Shares from merger:[1]
Class A	—	—	—	10,151,853	—	—
Institutional Class	—	—	—	191,220	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	66,597	133,396	131,661	233,817	614,360	1,375,466
Class C	4,111	11,485	2,224	7,458	17,848	51,827
Institutional Class	58,375	87,070	53,468	104,568	143,729	249,015
	2,210,510	2,962,073	1,205,319	12,542,061	4,428,246	8,668,251

Shares redeemed:
Class A	(273,970)	(389,583)	(794,895)	(1,260,818)	(3,865,681)	(4,647,494)
Class C	(40,792)	(405,039)	(39,013)	(253,594)	(188,100)	(967,055)
Institutional Class	(442,222)	(501,800)	(736,569)	(551,930)	(591,490)	(1,059,421)
	(756,984)	(1,296,422)	(1,570,477)	(2,066,342)	(4,645,271)	(6,673,970)
Net increase
(decrease)	1,453,526	1,665,651	(365,158)	10,475,719	(217,025)	1,994,281

[1]	See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2022 and the year ended August 31, 2021, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Arizona Fund
Six months ended
2/28/22	5,852	4,736	—	—	10,596	$127,616
Year ended
8/31/21	—	17,945	—	517	17,475	212,441

Delaware Tax-Free California Fund
Year ended
8/31/21	41	9,178	—	9,199	41	115,246

Delaware Tax-Free Colorado Fund
Year ended
8/31/21	363	23,555	—	23,639	363	277,845

Delaware Tax-Free Idaho Fund
Six months ended
2/28/22	—	1,906	—	—	1,906	22,678
Year ended
8/31/21	17,257	39,913	—	30,392	26,800	675,359

Delaware Tax-Free New York Fund
Six months ended
2/28/22	2,825	143	—	143	2,833	35,491
Year ended
8/31/21	—	4,465	8,571	13,029	—	156,853

Delaware Tax-Free Pennsylvania Fund
Six months ended
2/28/22	26,604	5,570	—	5,571	26,626	267,452
Year ended
8/31/21	42,470	104,699	647	89,432	58,557	1,214,761

Delaware Tax-Free California Fund and Delaware Tax-Free Colorado Fund did not have any exchange transactions for the six months ended February 28, 2022.

5. Reorganization

On August 12, 2020, the Board approved a proposal to reorganize (the "Reorganization") Delaware Tax-Free California II Fund and Delaware Tax-Free New York II Fund (the "Acquired Funds"), each a series of Delaware Group® Limited-Term Government Funds, with and into Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund (the “Acquiring Funds”), each a series of the Trust, respectively. Pursuant to an Agreement and Plan of

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

5. Reorganization (continued)

Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trust, on behalf of the Acquiring Funds, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Funds to own shares of the Acquiring Funds, a fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Funds. The Reorganization was accomplished by a tax-free exchange of shares on December 4, 2020. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the merger are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Tax-Free California II		Delaware Tax-Free California
	Fund		Fund
Class A	$34,679,243	2,710,905	2,796,713	$44,625,207	1.0317
Class C	—	—	—	6,281,715	—
Institutional
Class	1,655,513	129,715	133,509	34,207,309	1.0292

	Delaware Tax-Free New York II		Delaware Tax-Free New York
	Fund		Fund
Class A	119,588,826	8,207,503	10,151,853	42,891,574	1.2369
Institutional
Class	—	—	—	6,850,309	—
Class R6	2,252,578	154,568	191,220	40,282,693	1.2371

The net assets of the Acquiring Funds before the Reorganization were $85,114,231 and $90,024,576 for Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund, respectively. The net assets of the Acquiring Funds immediately following the Reorganization were $121,448,987 and $211,865,980 for Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund, respectively.

Assuming the Reorganization had been completed on September 1, 2020, the Acquiring Funds’ pro forma results of operations for the year ended August 31, 2021, would have been as follows:

	Delaware Tax-Free California Fund	Delaware Tax-Free New York Fund
Net investment income	$4,467,220	$7,736,030
Net realized gain on
investments	1,105,213	1,210,748
Net change in unrealized
appreciation
(depreciation)	2,876,395	6,857,850
Net increase in net assets
resulting from
operations	$8,448,828	$15,804,628

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statement of Operations since the Reorganization was consummated on December 4, 2020.

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, each Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of February 28, 2022, or at any time during the period then ended.

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

7. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-today functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund's 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in the Funds' financial statements.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP
Detroit, MI

John A. Fry
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative
Officer
Children's Mercy Hospitals
and Clinics
Kansas City, MO

Frances A. Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15( b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrantt’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INSURED FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2022